UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23024

Pacer Funds Trust
 (Exact name of registrant as specified in charter)

500 Chesterfield Parkway
Malvern, PA 19355
 (Address of principal executive offices) (Zip code)

Joe M. Thomson, President
500 Chesterfield Parkway
Malvern, PA 19355
  (Name and address of agent for service)

610-644-8100
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  May 1, 2018 through October 31, 2018

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
October 31, 2018

Pacer Trendpilot® US Large Cap ETF	Ticker: PTLC
Pacer Trendpilot® US Mid Cap ETF	Ticker: PTMC
Pacer Trendpilot® 100 ETF	Ticker: PTNQ
Pacer Trendpilot® European Index ETF	Ticker: PTEU
Pacer Global Cash Cows Dividend ETF	Ticker: GCOW
Pacer US Cash Cows 100 ETF	Ticker: COWZ
Pacer US Small Cap Cash Cows 100 ETF	Ticker: CALF
Pacer Developed Markets International Cash Cows 100 ETF	Ticker: ICOW
Pacer WealthShield ETF	Ticker: PWS
Pacer Military Times Best Employers ETF	Ticker: VETS
Pacer Benchmark Retail Real Estate SCTRSM ETF	Ticker: RTL
Pacer Benchmark Industrial Real Estate SCTRSM ETF	Ticker: INDS
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	Ticker: SRVR
Pacer US Export Leaders ETF	Ticker: PEXL
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	Ticker: SZNE

Pacer Funds

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited)
As of October 31, 2018

Pacer Trendpilot® US Large Cap ETF

Percentage of
Sector(a)	Net Assets
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	2.0%
Other assets in excess of liabilities	97.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Large Cap Index.

Pacer Trendpilot® US Mid Cap ETF

Percentage of
Sector(a)	Net Assets
Short-Term Investments	99.7%
Investments Purchased with Proceeds from Securities Lending	30.0%
Liabilities in excess of other assets	-29.7%
Total	100.0%

(a)	The Fund may classify a company in a different category than the The Pacer Trendpilot® US Mid Cap Index.

Pacer Trendpilot® 100 ETF

Percentage of
Sector(a)	Net Assets
Technology	20.4%
Communications	18.0%
Consumer, Non-Cyclical	7.7%
Consumer, Cyclical	3.4%
Industrial	0.5%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	5.8%
Other assets in excess of liabilities	44.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer nasdaq-100 Trendpilot® Index.

Pacer Trendpilot® European Index ETF

	Percentage of
Country(a)	Net Assets
Greece	0.0	%(b)
Short-Term Investments	99.9%
Investments Purchased with Proceeds from Securities Lending	30.0%
Liabilities in excess of other assets	-29.9%
Total	100.0%

(a)	The Fund generally classifies a company based on its country of incorporation, but may designate a different country in certain circumstances.
(b)	Less than 0.05%

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2018

Pacer Global Cash Cows Dividend ETF

Percentage of
Sector(a)	Net Assets
Consumer, Non-Cyclical	36.0%
Communications	17.3%
Consumer, Cyclical	11.2%
Basic Materials	9.0%
Financial	5.7%
Energy	5.6%
Technology	4.9%
Utilities	4.4%
Industrial	4.3%
Diversified	1.2%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	20.5%
Liabilities in excess of other assets	-20.2%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Global Cash Cows Dividend 100 Index.

Pacer US Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Technology	25.2%
Consumer, Cyclical	24.5%
Consumer, Non-Cyclical	22.3%
Communications	7.2%
Basic Materials	6.7%
Financial	5.3%
Energy	4.9%
Industrial	3.7%
Short-Term Investments	0.2%
Investments Purchased with Proceeds from Securities Lending	10.9%
Liabilities in excess of other assets	-10.9%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Cash Cows 100 Index.

Pacer US Small Cap Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	29.8%
Consumer, Non-Cyclical	17.3%
Industrial	17.0%
Technology	12.5%
Energy	7.8%
Communications	7.0%
Financial	5.8%
Basic Materials	2.7%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	8.6%
Liabilities in excess of other assets	-8.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Small Cap Cash Cows 100 Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2018

Pacer Developed Markets International Cash Cows 100 ETF

Percentage of
Sector(a)	Net Assets
Consumer, Cyclical	25.7%
Consumer, Non-Cyclical	20.4%
Basic Materials	20.3%
Communications	13.7%
Industrial	8.5%
Energy	5.3%
Technology	4.0%
Utilities	1.6%
Short-Term Investments	0.1%
Investments Purchased with Proceeds from Securities Lending	7.0%
Liabilities in excess of other assets	-6.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Developed Markets International Cash Cows 100 Index.

Pacer WealthShield ETF

Percentage of
Sector(a)	Net Assets
Short-Term Investments	0.4%
Other assets in excess of liabilities	99.6%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer WealthShield Index.

Pacer Military Times Best Employers ETF

	Percentage of
Sector(a)	Net Assets
Financial	22.7%
Industrial	15.4%
Technology	14.8%
Consumer, Non-Cyclical	14.8%
Communications	11.6%
Consumer, Cyclical	11.0%
Utilities	9.7%
Short-Term Investments	0.0	%(b)
Other assets in excess of liabilities	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Military Times Best for VETS Total Return Index.
(b)	Less than 0.05%

Pacer Benchmark Retail Real Estate SCTRSM ETF

Percentage of
Sector(a)	Net Assets
Financial	98.8%
Short-Term Investments	1.1%
Other assets in excess of liabilities	0.1%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Benchmark Retail Real Estate SCTRSM Index.

Pacer Funds

PORTFOLIO ALLOCATION (Unaudited) (Continued)
As of October 31, 2018

Pacer Benchmark Industrial Real Estate SCTRSM ETF

	Percentage of
Sector(a)	Net Assets
Financial	99.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Benchmark Industrial Real Estate SCTRSM Index.
(b)	Less than -0.05%

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

Percentage of
Sector(a)	Net Assets
Financial	92.7%
Technology	3.9%
Communications	2.9%
Short-Term Investments	0.2%
Other assets in excess of liabilities	0.3%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer Benchmark Data & Infrastructure Real Estate SCTRSM Index.

Pacer US Export Leaders ETF

	Percentage of
Sector(a)	Net Assets
Technology	33.3%
Consumer, Non-Cyclical	19.6%
Industrial	18.2%
Consumer, Cyclical	10.4%
Basic Materials	7.2%
Communications	6.7%
Energy	3.6%
Financial	0.9%
Short-Term Investments	0.1%
Liabilities in excess of other assets	0.0	%(b)
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer US Export Leaders Index.
(b)	Less than -0.05%

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

Percentage of
Sector(a)	Net Assets
Industrial	26.3%
Consumer, Cyclical	25.5%
Basic Materials	17.1%
Technology	17.1%
Consumer, Non-Cyclical	8.5%
Communications	4.2%
Financial	1.1%
Short-Term Investments	1.0%
Liabilities in excess of other assets	-0.8%
Total	100.0%

(a)	The Fund may classify a company in a different category than the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index.

Pacer Trendpilot® US Large Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Large Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P 500 Index, (ii) 50% to the S&P 500 Total Return Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P 500 Total Return Index and its 200-business day historical simple moving average. The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Trendpilot® US Large Cap ETF – NAV	5.53%	5.20%
Pacer Trendpilot® US Large Cap ETF – Market	5.48%	5.23%
Pacer Trendpilot® US Large Cap Index(c)(d)	6.19%	5.85%
S&P 500 Total Return Index(d)	7.35%	9.91%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is June 11, 2015.
(c)
Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index.  Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Large-Cap Trendpilot™ Index.  Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Large Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Large-Cap Trendpilot™ Index.

(d)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® US Mid Cap ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® US Mid Cap Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the S&P MidCap 400 Index, (ii) 50% to the S&P MidCap 400 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the S&P MidCap 400 Total Return Index and its 200-business day historical simple moving average.

The S&P MidCap 400 Total Return Index is a total return version of the S&P MidCap 400 Index and reflects the reinvestment of dividends paid by the securities in the S&P MidCap 400 Index.  The S&P Midcap 400 measures the performance of mid-capitalization stocks in the United States.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Trendpilot® US Mid Cap ETF – NAV	3.61%	7.02%
Pacer Trendpilot® US Mid Cap ETF – Market	3.40%	7.04%
Pacer Trendpilot® US Mid Cap Index(c)(d)	4.02%	7.66%
S&P MidCap 400 Total Return Index(d)	1.02%	6.87%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.62%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is June 11, 2015.
(c)
Effective November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Trendpilot® US Mid Cap Index.  Prior to November 1, 2017, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Pacer Wilshire US Mind-Cap Trendpilot™ Index.  Performance shown for periods beginning November 1, 2017 is that of the Pacer Trendpilot® US Mid Cap Index, and performance shown for periods prior to November 1, 2017 is that of the Pacer Wilshire US Mid-Cap Trendpilot™ Index.

(d)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 11, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Pacer Nasdaq-100 Trendpilot® Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the Nasdaq-100 Index, (ii) 50% to the Nasdaq-100 Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the Nasdaq-100 Total Return Index and its 200-business day historical simple moving average. The Nasdaq-100 Total Return Index is a total return version of the Nasdaq-100 Index and reflects the reinvestment of dividends paid by the securities in the Nasdaq-100 Index.

The Nasdaq-100 Index includes approximately 100 of the largest non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Nasdaq-100 Index comprises securities of companies across major industry groups, including computer, biotechnology, healthcare, telecommunications and transportation. However, it does not contain securities of financial companies, including investment companies. The Nasdaq 100 Index was developed by Nasdaq OMX. There is no minimum market capitalization requirement for inclusion in the Nasdaq-100 Index. Inclusion is determined based on the top 100 largest issuers based on market capitalization meeting all other eligibility requirements.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Trendpilot® 100 ETF – NAV	12.07%	8.77%
Pacer Trendpilot® 100 ETF – Market	12.25%	8.85%
Pacer Nasdaq-100 Trendpilot® Index(c)	12.67%	9.48%
Nasdaq-100 Index(c)	12.67%	15.16%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is June 11, 2015.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Trendpilot® European Index ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 14, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Trendpilot® European Index uses an objective, rules-based methodology to implement a systematic trend-following strategy that directs exposure (i) 100% to the FTSE Eurozone Index, (ii) 50% to the FTSE Eurozone Index and 50% to 3-Month US Treasury bills, or (iii) 100% to 3-Month US Treasury bills, depending on the relative performance of the FTSE Eurozone Total Return Index and its 200-business day historical simple moving average.

The FTSE Eurozone Index is a rules-based, float-adjusted, market capitalization-weighted index comprised of large- and mid-capitalization stocks providing coverage of the developed markets in the euro zone, including primarily France, Germany, Spain, the Netherlands, and Italy. The FTSE Eurozone Index is a subset of the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization. The FTSE Eurozone Total Return Index is a total return version of the FTSE Eurozone Index and reflects the reinvestment of dividend paid by the securities in the FTSE Eurozone Index.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Trendpilot® European Index ETF – NAV	-16.19%	0.84%
Pacer Trendpilot® European Index ETF – Market	-17.15%	0.84%
Pacer Trendpilot® European Index(c)	-14.64%	2.25%
FTSE Eurozone Index (USD)(c)	-10.67%	6.89%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.66%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is December 14, 2015.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Global Cash Cows Dividend ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on February 22, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Global Cash Cows Dividend Index uses an objective, rules-based methodology to provide exposure to global companies with high dividend yield backed by a high free cash flow yield. The initial index universe is derived from the component companies of the FTSE Developed Large Cap Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The 300 companies with the highest free cash flow yield are then ranked by their dividend yield. The equity securities of the 100 companies with the highest dividend yield are included in the Index.

The FTSE Developed Large-Cap Index is a market-capitalization weighted index representing the performance of large-cap stocks in developed markets. The FTSE Developed Large-Cap Total Return Index is a total return version of the FTSE Developed Large-Cap Index and reflects the reinvestment of dividends paid by the securities in the FTSE Developed Large-Cap Index.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Global Cash Cows Dividend ETF – NAV	0.57%	9.12%
Pacer Global Cash Cows Dividend ETF – Market	0.01%	9.18%
Pacer Global Cash Cows Dividend Index(c)	1.57%	10.12%
FTSE Developed Large-Cap Index(c)	1.74%	13.28%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is February 22, 2016.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 16, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the Russell 1000 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The Russell 1000 Index is a market-capitalization weighted index representing the top 1,000 large-cap stocks in the Russell 3000 Index. The Russell 1000 Total Return Index is a total return version of the Russell 1000 Index that reflects the reinvestment of dividends paid by the securities in the Russell 1000 Index.

Annualized Returns(a)
(For the periods ended October 31, 2018)

	One Year	Since Inception(b)
Pacer US Cash Cows 100 ETF – NAV	5.92%	8.43%
Pacer US Cash Cows 100 ETF – Market	5.97%	8.53%
Pacer US Cash Cows 100 Index(c)	6.51%	8.89%
Russell 1000 Index(c)	6.98%	12.15%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.49%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is December 16, 2016.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Small Cap Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Small Cap Cash Cows Index uses an objective, rules-based methodology to provide exposure to small-capitalization U.S. companies with high free cash flow yields. The initial index universe is derived from the component companies of the S&P Small Cap 600 Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, are excluded from the Index universe. The remaining companies are ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The S&P SmallCap 600 Index measures the performance of 600 small sized companies in the US equity market, with market capitalization ranging from $450 million to $2.1 billion USD. The Index does not overlap holdings with the S&P 500 or S&P MidCap 400.

Annualized Returns(a)
(For the period ended October 31, 2018)

	One Year	Since Inception(b)
Pacer US Small Cap Cash Cows 100 ETF – NAV	7.02%	4.96%
Pacer US Small Cap Cash Cows 100 ETF – Market	7.49%	5.34%
Pacer US Small Cap Cash Cows Index(c)	7.13%	5.07%
S&P SmallCap 600 Index(c)	5.60%	9.61%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.59%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is June 16, 2017.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Developed Markets International Cash Cows 100 ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 16, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Developed Markets International Cash Cows 100 Index uses an objective, rules-based methodology to provide exposure to large and mid-capitalization non-U.S. companies in developed markets with high free cash flow yields. The initial index universe is derived from the component companies of the FTSE Developed ex US Index. The initial universe of companies is screened based on their average projected free cash flows and earnings over each of the next two fiscal years. Companies with no forward year estimates available for free cash flows or earnings will remain in the Index universe. Companies with negative average projected free cash flows or earnings are removed from the Index universe. Additionally, financial companies, other than real estate investment trusts, and companies with a market capitalization of less than $3 billion are excluded from the Index universe. The remaining companies are ranked by their average daily trading value (“ADTV”) for the prior three months. The 500 companies with the highest ADTV are then ranked by their free cash flow yield for the trailing twelve month period. The equity securities of the 100 companies with the highest free cash flow yield are included in the Index.

The FTSE Developed ex-US Index is comprised of Large (85%) and Mid (15%) cap stocks providing coverage of Developed markets (24 countries) excluding the US. The index is derived from the FTSE Global Equity Index Series, which covers 98% of the world’s investable market capitalization.

Annualized Returns(a)
(For the period ended October 31, 2018)

	One Year	Since Inception(b)
Pacer Developed Markets International Cash Cows 100 ETF – NAV	-7.45%	2.57%
Pacer Developed Markets International Cash Cows 100 ETF – Market	-8.96%	2.41%
Pacer Developed Markets International Cash Cows 100 Index(c)	-6.47%	3.39%
FTSE Developed ex-US Index(c)	-7.37%	-0.53%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2017, is 0.65%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is June 16, 2017.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer WealthShield ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on December 11, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer WealthShield Index uses an objective, rules-based methodology to implement a trend-following strategy that directs some or all of the Index’s exposure to (i) U.S. equity securities or (ii) U.S. Treasury securities depending on the strength of the high-yield corporate (“junk”) bond market relative to U.S. Treasury bonds and the momentum of certain U.S. equity sectors or industries and of long-term U.S. Treasury bonds, as described below.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer WealthShield ETF – NAV	-2.70%
Pacer WealthShield ETF – Market	-2.94%
Pacer WealthShield Index(c)	-1.81%
S&P 500 Total Return Index™(c)	3.62%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is December 11, 2017.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Military Times Best Employers ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on April 9, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Military Times Best Employers Index is composed of the U.S.-listed stocks of companies that have been included in the Best for Vets List for the last three consecutive years, have a minimum market capitalization of $200 million, and meet the Index’s liquidity threshold.  Index components are equally weighted at the time of each annual reconstitution of the Index, which is effective at the close of business on the third Friday of each September.  As of January 11, 2018, the Index was made up of 37 companies and included significant allocations to companies in the financial, industrial, and information technology sectors.  Companies previously included in the Index for two consecutive years that are no longer on the Best for Vets List may continue to be included in the Index if the reason that they are no longer on the Best for Vets List is because they did not complete the most recent Best for Vets Survey.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer Military Times Best Employers ETF – NAV	5.88%
Pacer Military Times Best Employers ETF – Market	7.70%
Military Times Best for VETSSM Total Return Index(c)	6.10%
S&P 500 Total Return Index(c)	4.83%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is April 9, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Retail Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Benchmark Retail Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the retail real estate sector (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer Benchmark Retail Real Estate SCTRSM ETF – NAV	12.13%
Pacer Benchmark Retail Real Estate SCTRSM ETF – Market	12.32%
Benchmark Retail Real Estate SCTR Index(c)	12.43%
FTSE NAREIT All Equity REITS Total Return Index(c)	5.78%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 20, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is May 15, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 14, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Benchmark Industrial Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the industrial real estate sector (“Industrial Companies”), including companies that derivate at least 85% of their earnings or revenues from self-storage real estate operations (“Self-Storage Companies”). At the time of each reconstitution of the Index, Industrial Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer Benchmark Industrial Real Estate SCTRSM ETF – NAV	1.05%
Pacer Benchmark Industrial Real Estate SCTRSM ETF – Market	1.25%
Benchmark Industrial Real Estate SCTR Index(c)	1.23%
FTSE NAREIT All Equity REITS Total Return Index(c)	4.08%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 20, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is May 14, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on May 15, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer Benchmark Data & Infrastructure Real Estate SCTRSM Index is generally composed of the U.S.-listed equity securities of companies that derive at least 85% of their earnings or revenues from real estate operations in the data and infrastructure real estate sectors (“Eligible Companies”). At the time of each reconstitution of the Index, Eligible Companies with a market capitalization of more than $200 million and average daily traded volume of at least 10,000 shares are included in the Index (the “Index Constituents”). A significant portion of the Index is expected to be composed of real estate investment trusts (“REITs”).

The FTSE Nareit All Equity REITs Index is a free-float adjusted, market capitalization-weighted index of U.S. equity REITs. Constituents of the index include all tax-qualified REITs with more than 50 percent of total assets in qualifying real estate assets other than mortgages secured by real property.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF – NAV	-0.38%
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF – Market	-0.22%
Benchmark Data & Infrastructure Real Estate SCTR Index(c)	0.07%
FTSE NAREIT All Equity REITS Total Return Index(c)	5.78%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated April 20, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is May 15, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer US Export Leaders ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer US Export Leaders Index uses an objective, rules-based methodology to measure the performance of an equal weight portfolio of approximately 100 large- and mid-capitalization U.S. companies with a high percentage of foreign sales and high free cash flow growth. Free cash flow is a company’s cash flow from operations minus its capital expenditures. Construction of the Index begins with an initial universe of the 200 companies across the S&P 900® Index (which is comprised of the S&P 500® Index (“S&P 500”) and S&P MidCap 400® Index (“S&P MidCap 400”)) that have the highest annual foreign sales as a percentage of total sales. The 200 companies are then narrowed to the 100 companies with the highest change in free cash flow growth over the past five years, and those 100 companies are equally weighted to create the Index. The Index is reconstituted and rebalanced to equal-weight quarterly.

The S&P 900® combines the S&P 500® and the S&P MidCap 400® to form an investable benchmark for the mid- to large-cap segment of the U.S. equity market.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer US Export Leaders ETF – NAV	-8.33%
Pacer US Export Leaders ETF – Market	-8.19%
Pacer US Export Leaders Index(c)	-8.06%
S&P 900 Total Return Index®(c)	-3.29%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated August 31, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is July 23, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on July 23, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

The Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index uses an objective, rules-based methodology to track the performance of a semi-annual rotation of certain sectors within the S&P 500 Equal Weight Index (“EWI”). The S&P 500 EWI is an equal-weighted version of the S&P 500, which measures the performance of the large-cap segment of the U.S. equity market.

The S&P 500 Total Return Index is a total return version of the S&P 500 Index and reflects the reinvestment of dividends paid by the securities in the S&P 500 Index.  The S&P 500 Index consists of approximately 500 leading U.S.-listed companies representing approximately 8% of the U.S. equity market capitalization.

Cumulative Returns(a)
(For the period ended October 31, 2018)

Since Inception(b)
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF – NAV	0.39%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF – Market	0.46%
Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index(c)	0.37%
S&P 500 Total Return Index(c)	-2.91%

(a)
The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on redemptions of Fund shares. The total annual operating expenses as stated in the fee table to the Fund’s prospectus dated July 16, 2018, is 0.60%. For performance information current to the most recent month-end, please call 1-877-337-0500.

(b)	Inception date is July 23, 2018.
(c)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2018 (Unaudited)

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs. You may pay brokerage commissions on your purchase and sale of Fund shares, which are not reflected in the following examples. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from a Fund’s actual return and the “Actual Expenses Paid During Period” show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled “Actual Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s Annual	Beginning Account	Ending Account	Expenses Paid
	Expense Ratio	Value 05/01/18	Value 10/31/18	During Period(a)
Pacer Trendpilot® US Large Cap ETF
Actual	0.60%	$1,000.00	$1,019.50	$3.05
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot® US Mid Cap ETF
Actual	0.60%	$1,000.00	$1,010.10	$3.04
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Trendpilot® 100 ETF
Actual	0.65%	$1,000.00	$1,057.70	$3.37
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.21

Pacer Trendpilot® European Index ETF
Actual	0.65%	$1,000.00	$ 858.20	$3.04
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Global Cash Cows Dividend ETF
Actual	0.60%	$1,000.00	$ 971.90	$2.98
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer U.S. Cash Cows 100 ETF
Actual	0.49%	$1,000.00	$ 979.10	$2.44
Hypothetical(b)	0.49%	$1,000.00	$1,022.74	$2.50

Pacer U.S. Small Cap Cash Cows 100 ETF
Actual	0.59%	$1,000.00	$1,001.90	$2.98
Hypothetical(b)	0.59%	$1,000.00	$1,022.23	$3.01

Pacer Developed Markets International Cash Cows 100 ETF
Actual	0.65%	$1,000.00	$ 889.00	$3.09
Hypothetical(b)	0.65%	$1,000.00	$1,021.93	$3.31

Pacer Funds

EXPENSE EXAMPLE
For the Periods Ended October 31, 2018 (Unaudited) (Continued)

	Fund’s Annual	Beginning Account	Ending Account	Expenses Paid
	Expense Ratio	Value 05/01/18	Value 10/31/18	During Period(a)
Pacer WealthShield ETF
Actual	0.60%	$1,000.00	$ 970.70	$2.98
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

Pacer Military Times Best Employers ETF
Actual	0.60%	$1,000.00	$1,040.20	$3.09
Hypothetical(b)	0.60%	$1,000.00	$1,022.18	$3.06

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(b)	Assumes 5% return before expenses.

	Fund’s Annual	Beginning Account	Ending Account	Expenses Paid
	Expense Ratio	Value 05/14/18(a)	Value 10/31/18	During Period
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$1,010.50	$2.81(b)
Hypothetical(d)	0.60%	$1,000.00	$1,022.18	$3.06(c)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (170) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s Annual	Beginning Account	Ending Account	Expenses Paid
	Expense Ratio	Value 05/15/18(a)	Value 10/31/18	During Period(b)
Pacer Benchmark Retail Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$1,121.30	$2.95(b)
Hypothetical(d)	0.60%	$1,000.00	$1,022.18	$3.06(c)

Pacer Benchmark Data & Infrastructure
Real Estate SCTRSM ETF
Actual	0.60%	$1,000.00	$ 996.20	$2.77(b)
Hypothetical(d)	0.60%	$1,000.00	$1,022.18	$3.06(c)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (169) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(d)	Assumes 5% return before expenses.

	Fund’s Annual	Beginning Account	Ending Account	Expenses Paid
	Expense Ratio	Value 07/23/18(a)	Value 10/31/18	During Period(b)
Pacer US Export Leaders ETF
Actual	0.60%	$1,000.00	$ 916.70	$1.58(b)
Hypothetical(d)	0.60%	$1,000.00	$1,022.18	$3.06(c)

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Actual	0.60%	$1,000.00	$1,003.90	$1.65(b)
Hypothetical(d)	0.60%	$1,000.00	$1,022.18	$3.06(c)

(a)	Inception date of the Fund.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (100) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days (184) in the most recent six-month period and divided by the number of days in the most recent twelve month period (365).

(d)	Assumes 5% return before expenses.

Pacer Trendpilot® US Large Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (a)	1,643,709	$1,643,709
TOTAL SHORT-TERM
INVESTMENTS
(Cost $1,643,709)		1,643,709

INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING (b) – 2.0%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (a)
	26,157,581	26,157,581
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $26,157,581)		26,157,581
Total Investments
(Cost $27,801,290) – 2.1%		27,801,290
Other Assets in Excess
of Liabilities – 97.9%		1,293,018,431
TOTAL NET
ASSETS – 100.0%		$1,320,819,721

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2018.
(b)	See Note 5 and 6.

Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 99.7%

Money Market Funds – 4.9%
U.S. Bank Money Market
Deposit Account, 2.00% (a)	30,857,552	$30,857,552

U.S. Treasury Bill – 94.8%
0.00%, 1/17/19 (b)(c)	605,000,000	602,106,230
TOTAL SHORT-TERM
INVESTMENTS
(Cost $632,978,393)		632,963,782

INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 30.0%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (a)
	190,038,750	190,038,750
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $190,038,750)		190,038,750
Total Investments
(Cost $823,017,143) – 129.7%
		823,002,532
Liabilities in Excess
of Other Assets – (29.7)%		(188,557,930)
TOTAL NET
ASSETS – 100.0%		$634,444,602

Percentages are stated as a percent of net assets.

(a)	The rate shown is as of October 31, 2018.
(b)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $186,104,270 or 29.3% of net assets. See Note 5 and 6.
(c)	Non-income producing security.

Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 50.0%

Airlines – 0.1%
American Airlines
Group, Inc. (a)	9,322	$327,016

Auto Manufacturers – 0.5%
PACCAR, Inc.	7,143	408,651
Tesla Motors, Inc. (a)(b)	3,478	1,173,199
		1,581,850
Beverages – 1.2%
Monster Beverage Corp. (b)	11,185	591,127
PepsiCo, Inc.	28,624	3,216,765
		3,807,892
Biotechnology – 3.2%
Alexion
Pharmaceuticals, Inc. (b)	4,521	506,669
Amgen, Inc.	13,099	2,525,356
Biogen, Inc. (b)	4,074	1,239,596
BioMarin
Pharmaceutical, Inc. (b)	3,566	328,678
Celgene Corp. (b)	14,237	1,019,369
Gilead Sciences, Inc.	26,238	1,788,907
Illumina, Inc. (b)	2,973	925,049
Incyte Corp. (b)	4,320	280,022
Regeneron
Pharmaceuticals, Inc. (b)	2,159	732,419
Shire PLC – ADR	1,397	253,975
Vertex
Pharmaceuticals, Inc. (b)	5,230	886,276
		10,486,316
Commercial Services – 1.3%
Automatic Data
Processing, Inc.	8,865	1,277,269
Cintas Corp.	2,186	397,568
PayPal Holdings, Inc. (b)	23,960	2,017,192
Verisk Analytics, Inc. (b)	3,357	402,303
		4,094,332
Computers – 7.1%
Apple, Inc.	97,754	21,394,441
Check Point Software
Technologies Ltd. (b)	3,161	350,871
Cognizant Technology
Solutions Corp. – Class A	11,741	810,481
Seagate Technology PLC	5,819	234,098
Western Digital Corp.	6,048	260,487
		23,050,378
Distribution/Wholesale – 0.1%
Fastenal Co. (a)	5,856	301,057

Food – 0.8%
Mondelez International,
Inc. – Class A	29,683	1,246,092
The Kraft Heinz Co.	24,677	1,356,495
		2,602,587
Healthcare-Products – 0.8%
Align Technology, Inc. (b)	1,647	364,316
DENTSPLY SIRONA, Inc.	4,640	160,683
Henry Schein, Inc. (b)	3,131	259,873
Hologic, Inc. (b)	5,520	215,225
IDEXX Laboratories, Inc. (b)	1,774	376,301
Intuitive Surgical, Inc. (b)	2,299	1,198,193
		2,574,591
Internet – 13.9%
Alphabet, Inc. – Class A (b)	6,054	6,602,371
Alphabet, Inc. – Class C (b)	7,081	7,624,608
Amazon.com, Inc. (b)	9,869	15,770,761
Baidu, Inc. – ADR (b)	5,684	1,080,301
Booking Holdings, Inc. (b)	963	1,805,221
Ctrip.com International
Ltd. – ADR (b)	9,443	314,263
eBay, Inc. (b)	20,030	581,471
Expedia Group, Inc.	2,765	346,814
Facebook, Inc. – Class A (b)	48,808	7,408,566
JD.com, Inc. – ADR (b)	18,921	445,022
MercadoLibre, Inc. (a)	895	290,428
Netflix, Inc. (b)	8,816	2,660,493
Symantec Corp.	12,683	230,196
		45,160,515
Lodging – 0.3%
Marriott International,
Inc. – Class A	7,020	820,568
Wynn Resorts Ltd.	2,230	224,338
		1,044,906
Media – 2.4%
Charter Communications,
Inc. – Class A (b)	4,695	1,504,137
Comcast Corp. – Class A	92,543	3,529,590
Liberty Global PLC –
Class A (b)	4,350	111,490
Liberty Global PLC –
Class C (b)	11,177	279,872
Sirius XM Holdings, Inc. (a)	91,996	553,816
Twenty First Century Fox,
Inc. – Class B	16,159	730,064
Twenty-First Century Fox,
Inc. – Class A	21,334	971,124
		7,680,093

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 50.0% (Continued)

Pharmaceuticals – 0.4%
Express Scripts
Holding Co. (b)	11,381	$1,103,616
Mylan NV (a)(b)	10,566	330,187
		1,433,803
Retail – 2.3%
Costco Wholesale Corp.	8,874	2,028,863
Dollar Tree, Inc. (a)(b)	4,843	408,265
O’Reilly Automotive, Inc. (b)	1,634	524,105
Qurate Retail Group, Inc.
QVC Group – Class A (b)	8,726	191,448
Ross Stores, Inc.	7,618	754,182
Starbucks Corp.	27,307	1,591,179
Ulta Salon Cosmetics
& Fragrance, Inc. (b)	1,208	331,620
Walgreens Boots
Alliance, Inc. (a)	20,084	1,602,101
		7,431,763
Semiconductors – 5.3%
Analog Devices, Inc. (a)	7,601	636,280
Applied Materials, Inc.	19,893	654,082
ASML Holding NV – ADR (a)	1,510	260,263
Broadcom, Inc.	8,738	1,952,856
Intel Corp.	93,323	4,374,982
KLA-Tencor Corp.	3,176	290,731
Lam Research Corp. (a)	3,186	451,552
Maxim Integrated
Products, Inc. (a)	5,694	284,814
Microchip Technology, Inc. (a)	4,818	316,928
Micron Technology, Inc. (b)	23,476	885,515
NVIDIA Corp.	12,305	2,594,263
QUALCOMM, Inc. (a)	29,732	1,869,845
Skyworks Solutions, Inc. (a)	3,687	319,884
Texas Instruments, Inc.	19,676	1,826,523
Xilinx, Inc.	5,122	437,265
		17,155,783
Software – 8.0%
Activision Blizzard, Inc.	15,431	1,065,511
Adobe Systems, Inc. (b)	9,912	2,435,973
Autodesk, Inc. (a)(b)	4,425	571,931
CA, Inc.	8,396	372,447
Cadence Design
System, Inc. (b)	5,862	261,269
Cerner Corp. (b)	6,775	388,072
Citrix Systems, Inc. (a)(b)	2,768	283,637
Electronic Arts, Inc. (b)	6,171	561,438
Fiserv, Inc. (b)	8,193	649,705
Intuit, Inc.	5,258	1,109,438
Microsoft Corp.	155,204	16,577,339
NetEase, Inc. – ADR	1,569	326,117
Paychex, Inc.	7,320	479,387
Synopsys, Inc. (b)	2,991	267,784
Take-Two Interactive
Software, Inc. (b)	2,335	300,911
Workday, Inc. – Class A (b)	2,991	397,863
		26,048,822
Telecommunications – 1.8%
Cisco Systems, Inc.	95,183	4,354,622
T-Mobile US, Inc. (b)	17,145	1,175,290
Vodafone Group PLC – ADR	9,544	180,668
		5,710,580
Toys/Games/Hobbies – 0.1%
Hasbro, Inc. (a)	2,513	230,467

Transportation – 0.4%
CSX Corp.	17,384	1,197,062
JB Hunt Transport
Services, Inc. (a)	2,239	247,656
		1,444,718
TOTAL COMMON STOCKS
(Cost $128,692,801)		162,167,469

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (c)	460,940	460,940
TOTAL SHORT-TERM
INVESTMENTS
(Cost $460,940)		460,940

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 5.8%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (c)
	18,804,517	$18,804,517
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $18,804,517)		18,804,517
Total Investments
(Cost $147,958,258) – 55.9%
		181,432,926
Other Assets in Excess
of Liabilities – 44.1%		143,202,852
TOTAL NET
ASSETS – 100.0%		$324,635,778

ADR	American Depositary Receipt
(a)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $18,632,761 or 5.7% of net assets. See Note 5 and 6.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%

Retail – 0.0% (a)
FF Group (b)(c)	1,259	$6,845
TOTAL COMMON STOCKS
(Cost $24,367)		6,845

SHORT-TERM INVESTMENTS – 99.9%

Money Market Funds – 2.0%
U.S. Bank Money Market
Deposit Account, 2.00% (d)	3,160,144	3,160,144

U.S. Treasury Bill – 97.9%
0.00%, 1/10/19 (b)	156,379,000	155,705,103
TOTAL SHORT-TERM
INVESTMENTS
(Cost $158,864,070)		158,865,247

INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING (e) – 30.0%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (d)
	47,763,750	47,763,750
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $47,763,750)		47,763,750
Total Investments
(Cost $206,652,187) – 129.9%
		206,635,842
Liabilities in Excess
of Other Assets – (29.9)%		(47,531,608)
TOTAL NET
ASSETS – 100.0%		$159,104,234

(a)	Less than 0.05%.
(b)	Non-income producing security.
(c)
As of October 31, 2018, the Fund has fair valued this security. This security is deemed illiquid according to the Fund/s liquidity guidelines. The total value of this security was $6,845 or 0.0% of net assets.

(d)	The rate shown is as of October 31, 2018.
(e)	See Note 5 and 6.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 94.6%

Australia – 8.0%
AGL Energy Ltd.	44,510	$567,356
Amcor Ltd.	66,522	626,530
Aurizon Holdings Ltd.	151,220	449,763
BHP Billiton Ltd. – ADR (a)	79,356	3,664,660
Caltex Australia Ltd.	15,061	301,406
CIMIC Group Ltd.	15,280	511,703
Fortescue Metals Group Ltd.	345,151	977,675
GPT Group	125,275	457,762
Mirvac Group	238,339	366,252
South32 Ltd.	336,013	861,370
Stockland	216,356	553,097
Telstra Corp. Ltd.	1,445,841	3,153,527
Wesfarmers Ltd.	79,640	2,629,232
		15,120,333
Canada – 1.4%
BCE, Inc.	68,000	2,643,840

Finland – 1.3%
Nokia OYJ – ADR (a)	282,029	1,585,003
UPM-Kymmene OYJ	25,995	836,478
		2,421,481
France – 4.7%
Cie Generale des
Etablissements Michelin	7,703	791,684
Engie SA	167,040	2,227,793
Publicis Groupe SA	10,240	594,296
Sanofi – ADR	100,963	4,515,065
Sodexo SA	6,463	659,703
		8,788,541
Germany – 1.8%
BASF SE	39,536	3,046,398
Deutsche Lufthansa AG	21,861	439,750
		3,486,148
Hong Kong – 6.1%
CK Hutchison Holdings Ltd.	174,953	1,761,365
CK Infrastructure
Holdings Ltd.	143,539	1,048,819
CLP Holdings Ltd.	127,394	1,427,953
NWS Holdings Ltd.	267,098	528,613
Power Assets Holdings Ltd.	565,722	3,776,554
Sands China Ltd.	504,271	1,987,003
WH Group Ltd. (b)	698,943	489,317
Wynn Macau Ltd.	242,297	499,922
		11,519,546
Italy – 0.6%
Atlantia SpA	54,525	1,096,812

Japan – 10.7%
Bridgestone Corp.	35,861	1,386,640
Canon, Inc. – ADR (a)	64,798	1,826,008
Japan Tobacco, Inc.	119,804	3,086,013
KDDI Corp.	101,583	2,533,836
Lawson, Inc.	5,117	323,795
Mitsubishi Corp.	69,224	1,950,922
Mitsubishi Tanabe
Pharma Corp.	25,556	377,785
Mitsui & Co. Ltd.	74,342	1,242,273
Nippon Steel &
Sumitomo Metal Corp.	39,391	728,577
NTT DOCOMO, Inc.	12,151	306,319
NTT DOCOMO, Inc. – ADR	141,652	3,386,899
Subaru Corp.	44,971	1,216,790
Takeda Pharmaceutical
Co Ltd. – ADR (a)	90,829	1,916,492
		20,282,349
Jersey – 0.5%
WPP PLC – ADR	16,000	902,560

Netherlands – 1.0%
Koninklijke Ahold
Delhaize NV	52,213	1,196,377
Koninklijke KPN NV	266,185	704,287
		1,900,664
New Zealand – 0.2%
Meridian Energy Ltd.	194,560	398,020

Norway – 1.2%
Norsk Hydro ASA	95,494	495,720
Telenor ASA	100,140	1,837,131
		2,332,851
Republic of Korea – 0.8%
Kangwon Land, Inc.	9,990	251,602
LG Uplus Corp.	19,722	279,505
SK Telecom Co Ltd. – ADR	38,931	1,008,702
		1,539,809
Singapore – 0.5%
Jardine Cycle & Carriage Ltd.	18,014	393,664
Singapore Technologies
Engineering Ltd.	184,429	472,673
		866,337
South Korea – 0.8%
KT&G Corp.	7,030	626,164
SK Innovation Co. Ltd.	5,013	939,209
		1,565,373

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 94.6% (Continued)

Spain – 3.1%
Aena SME SA (b)	6,589	$1,053,401
Ferrovial SA	32,740	656,365
Repsol SA	92,024	1,649,446
Telefonica SA – ADR	305,323	2,506,702
		5,865,914
Sweden – 1.6%
Hennes & Mauritz AB (a)	175,339	3,098,991

Switzerland – 5.6%
Novartis AG – ADR (a)	51,960	4,544,422
Roche Holding AG – ADR	142,787	4,335,013
Swisscom AG	3,618	1,657,494
		10,536,929
United Kingdom – 9.7%
Anglo American PLC	72,001	1,541,715
BAE Systems PLC	8,516	57,234
BAE Systems PLC – ADR (a)	33,056	890,859
BT Group PLC – ADR (a)	204,577	3,117,753
GlaxoSmithKline PLC – ADR	96,084	3,753,041
Imperial Brands PLC – ADR	7,623	258,039
Imperial Brands PLC	78,473	2,661,071
Rio Tinto PLC – ADR (a)	67,694	3,336,637
Vodafone Group PLC – ADR	147,591	2,793,898
		18,410,247
United States – 35.0%
AbbVie, Inc.	39,687	3,089,633
Altria Group, Inc.	70,780	4,603,531
AT&T, Inc.	120,973	3,711,452
Bristol-Myers Squibb Co.	67,245	3,398,562
Cummins, Inc.	6,650	908,988
CVS Health Corp.	43,840	3,173,578
Eaton Corp. PLC	19,198	1,375,921
Equinor ASA – ADR (a)	149,163	3,833,489
Exxon Mobil Corp.	48,062	3,829,580
Ford Motor Co. (a)	287,702	2,747,554
General Mills, Inc.	35,821	1,568,960
Gilead Sciences, Inc.	56,513	3,853,056
International Business
Machines Corp.	27,706	3,198,103
Kellogg Co. (a)	15,888	1,040,346
Kimberly-Clark Corp.	18,673	1,947,594
Las Vegas Sands Corp.	39,726	2,027,218
LyondellBasell Industries
NV – Class A	17,721	1,581,954
Pfizer, Inc.	108,354	4,665,723
Philip Morris
International, Inc.	50,196	4,420,762
Procter & Gamble Co.	53,504	4,744,735
QUALCOMM, Inc. (a)	67,058	4,217,278
Target Corp.	25,014	2,091,921
		66,029,938
TOTAL COMMON STOCKS
(Cost $189,719,998)		178,806,683

REAL ESTATE
INVESTMENT TRUSTS – 5.0%

Australia – 0.6%
Dexus	70,270	507,570
Vicinity Centres	344,319	646,148
		1,153,718
United States – 4.4%
AvalonBay Communities, Inc.	6,457	1,132,429
Public Storage (a)	9,039	1,857,243
Simon Property Group, Inc. (a)	19,671	3,610,022
Ventas, Inc. (a)	27,898	1,619,200
		8,218,894
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $9,063,646)		9,372,612

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (c)	145,313	145,313
TOTAL SHORT-TERM
INVESTMENTS
(Cost $145,313)		145,313

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 20.5%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (c)
	38,789,497	$38,789,497
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $38,789,497)		38,789,497
Total Investments
(Cost $237,718,454) – 120.2%
		227,114,105
Liabilities in Excess
of Other Assets – (20.2)%		(38,197,914)
TOTAL NET
ASSETS – 100.0%		$188,916,191

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $37,877,878 or 20.1% of net assets. See Note 5 and 6.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $1,542,718 or 0.82% of net assets.

(c)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 96.2%

Advertising – 1.2%
Omnicom Group, Inc.	28,749	$2,136,626

Aerospace/Defense – 2.2%
Boeing Co.	10,557	3,746,257

Airlines – 3.4%
Copa Holdings SA – Class A	6,863	497,087
Delta Air Lines, Inc.	60,251	3,297,537
Southwest Airlines Co.	41,164	2,021,153
		5,815,777
Apparel – 1.0%
Michael Kors
Holdings Ltd. (b)	16,011	887,169
Ralph Lauren Corp. – Class A	6,836	886,014
		1,773,183
Auto Manufacturers – 2.2%
Ford Motor Co.	398,022	3,801,110

Auto Parts & Equipment – 2.1%
Allison Transmission
Holdings, Inc.	16,037	706,911
Aptiv PLC	24,841	1,907,789
Lear Corp.	8,039	1,068,383
		3,683,083
Beverages – 1.3%
Molson Coors Brewing
Co. – Class B	34,345	2,198,080

Biotechnology – 6.4%
Amgen, Inc.	18,788	3,622,139
Biogen, Inc. (b)	10,867	3,306,502
Gilead Sciences, Inc.	51,088	3,483,180
United Therapeutics Corp. (b)	5,148	570,707
		10,982,528
Chemicals – 3.0%
Huntsman Corp.	52,501	1,148,722
LyondellBasell Industries
NV – Class A	33,957	3,031,341
Westlake Chemical Corp.	14,034	1,000,624
		5,180,687
Commercial Services – 0.8%
H&R Block, Inc.	37,624	998,541
ManpowerGroup, Inc.	5,280	402,811
		1,401,352
Computers – 7.8%
DXC Technology Co.	32,450	2,363,334
HP, Inc.	150,884	3,642,340
International Business
Machines Corp.	25,375	2,929,036
NetApp, Inc.	20,805	1,632,984
Western Digital Corp.	63,965	2,754,973
		13,322,667
Diversified Financial Services – 1.7%
Alliance Data Systems Corp.	14,210	2,929,818

Electrical Components
& Equipment – 0.2%
Acuity Brands, Inc.	3,155	396,394

Electronics – 0.5%
Gentex Corp.	22,960	483,308
nVent Electric Plc	16,951	413,943
		897,251
Entertainment – 0.3%
Cinemark Holdings, Inc.	12,364	513,971

Food – 1.6%
Pilgrim’s Pride Corp. (b)	31,218	551,310
Tyson Foods, Inc. – Class A	37,619	2,254,130
		2,805,440
Forest Products & Paper – 0.2%
Domtar Corp.	7,941	367,748

Healthcare-Services – 0.2%
MEDNAX, Inc. (b)	9,620	397,210

Home Builders – 0.8%
PulteGroup, Inc.	45,899	1,127,738
Thor Industries, Inc.	3,886	270,621
		1,398,359
Internet – 1.3%
Expedia Group, Inc.	11,272	1,413,847
F5 Networks, Inc. (b)	4,781	838,014
		2,251,861
Iron/Steel – 0.5%
Steel Dynamics, Inc.	19,731	781,348

Leisure Time – 0.6%
Harley-Davidson, Inc.	25,641	979,999

Lodging – 2.2%
Las Vegas Sands Corp.	61,503	3,138,498
Wyndham Destinations, Inc.	15,645	561,343
		3,699,841
Machinery-Construction
& Mining – 0.2%
Terex Corp.	8,360	279,140

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 96.2% (Continued)

Media – 1.8%
AMC Networks, Inc. –
Class A (b)	8,339	$488,499
Viacom, Inc. – Class B	82,654	2,643,275
		3,131,774
Mining – 3.0%
Freeport-McMoRan, Inc.	280,059	3,262,688
Newmont Mining Corp.	45,972	1,421,454
Royal Gold, Inc.	5,365	411,120
		5,095,262
Oil & Gas – 4.9%
HollyFrontier Corp.	16,290	1,098,598
Marathon Petroleum Corp.	44,292	3,120,371
PBF Energy, Inc. – Class A	18,743	784,395
Phillips 66	32,625	3,354,502
		8,357,866
Packaging & Containers – 0.6%
Berry Global Group, Inc. (b)	23,061	1,005,921

Pharmaceuticals – 12.0%
AbbVie, Inc.	39,478	3,073,362
Allergan PLC	19,384	3,062,866
AmerisourceBergen Corp.	25,193	2,216,984
Cardinal Health, Inc.	56,739	2,870,993
CVS Health Corp.	48,250	3,492,818
Express Scripts
Holding Co. (b)	41,066	3,982,170
Herbalife Ltd. (b)	13,243	705,322
Nektar Therapeutics (b)	17,591	680,420
Premier, Inc. – Class A (b)	11,876	534,420
		20,619,355
Retail – 11.9%
Best Buy Co., Inc.	22,211	1,558,324
Dick’s Sporting Goods, Inc.	15,876	561,534
Foot Locker, Inc.	21,606	1,018,507
Gap, Inc.	28,478	777,449
Kohl’s Corp.	27,737	2,100,523
L Brands, Inc.	33,847	1,097,320
Macy’s, Inc.	40,759	1,397,626
Nordstrom, Inc.	14,512	954,454
Qurate Retail Group, Inc.
QVC Group – Class A (b)	71,369	1,565,836
Target Corp.	42,024	3,514,467
Urban Outfitters, Inc. (b)	7,468	294,687
Walgreens Boots Alliance, Inc.	54,109	4,316,275
Williams-Sonoma, Inc.	7,116	422,548
Yum China Holdings, Inc.	25,687	926,787
		20,506,337
Semiconductors – 11.6%
Applied Materials, Inc.	88,880	2,922,374
Broadcom, Inc.	15,721	3,513,486
Cypress Semiconductor Corp.	33,423	432,494
KLA-Tencor Corp.	13,964	1,278,265
Lam Research Corp.	18,466	2,617,186
Micron Technology, Inc. (b)	82,236	3,101,942
MKS Instruments, Inc.	4,682	345,017
Qorvo, Inc. (b)	10,618	780,529
QUALCOMM, Inc.	51,939	3,266,444
Skyworks Solutions, Inc.	15,511	1,345,734
Teradyne, Inc.	12,141	418,257
		20,021,728
Software – 5.8%
CA, Inc.	31,794	1,410,382
Citrix Systems, Inc. (b)	10,801	1,106,778
Oracle Corp.	82,739	4,040,973
VMware, Inc. – Class A (b)	24,549	3,470,983
		10,029,116
Telecommunications – 2.9%
Cisco Systems, Inc.	78,412	3,587,349
Juniper Networks, Inc.	31,462	920,893
LogMeIn, Inc.	4,556	392,362
		4,900,604
TOTAL COMMON STOCKS
(Cost $176,860,001)		165,407,693

REAL ESTATE
INVESTMENT TRUSTS – 3.6%
Annaly Capital
Management, Inc.	351,616	3,470,450
Apple Hospitality REIT, Inc.	22,943	370,988
Duke Realty Corp.	49,931	1,376,598
Rayonier, Inc.	17,577	530,825
Taubman Centers, Inc.	8,443	464,450
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $6,543,993)		6,213,311

SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
U.S. Bank Money Market
Deposit Account, 2.00% (c)	266,284	266,284
TOTAL SHORT-TERM
INVESTMENTS
(Cost $266,284)		266,284

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 10.9%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (c)
	18,809,270	$18,809,270
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $18,809,270)		18,809,270
Total Investments
(Cost $202,479,458) – 110.9%
		190,696,558
Liabilities in Excess
of Other Assets – (10.9)%		(18,729,714)
TOTAL NET
ASSETS – 100.0%		$171,966,844
(a)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $18,411,529 or 10.7% of net assets. See Note 5 and 6.
(b)	Non-income producing security.
(c)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.6%

Aerospace/Defense – 3.9%
Aerojet Rocketdyne
Holdings, Inc. (a)	12,213	$431,363
Kaman Corp.	5,838	370,830
National Presto
Industries, Inc. (b)	1,253	156,211
		958,404
Apparel – 0.9%
Crocs, Inc. (a)	10,680	219,367

Auto Manufacturers – 0.7%
Wabash National Corp.	11,485	173,424

Auto Parts & Equipment – 1.2%
Cooper-Standard
Holdings, Inc. (a)	3,155	292,311

Biotechnology – 3.1%
AMAG Pharmaceuticals,
Inc. (a)	13,545	291,217
Innoviva, Inc. (a)	33,927	473,621
		764,838
Building Materials – 3.1%
Apogee Enterprises, Inc.	5,079	183,352
Boise Cascade Co.	7,989	245,981
Patrick Industries, Inc. (a)	5,654	246,006
Quanex Building
Products Corp.	7,098	105,192
		780,531
Chemicals – 1.8%
Aceto Corp.	56,812	116,464
Hawkins, Inc.	1,910	64,291
Kraton Corp. (a)	9,478	261,024
		441,779
Coal – 2.2%
CONSOL Energy, Inc. (a)	13,500	537,840

Commercial Services – 7.0%
American Public
Education, Inc. (a)	3,049	99,794
Cardtronics PLC – Class A (a)	10,082	273,827
Cross Country
Healthcare, Inc. (a)	9,440	83,355
Heidrick & Struggles
International, Inc.	2,739	94,523
Korn/Ferry International	8,561	386,443
Navigant Consulting, Inc.	10,776	232,762
Nutrisystem, Inc.	4,514	160,518
Rent-A-Center, Inc. TX (a)	17,873	254,690
TrueBlue, Inc. (a)	6,278	146,466
		1,732,378
Computers – 1.2%
Insight Enterprises, Inc. (a)	5,937	306,884

Distribution/Wholesale – 3.4%
Core-Mark Holding Co, Inc.	9,656	370,887
Fossil Group, Inc. (a)(b)	21,413	464,876
		835,763
Diversified Financial Services – 1.5%
WageWorks, Inc. (a)	9,607	382,455

Electronics – 2.1%
Brady Corp. – Class A	6,759	272,320
Electro Scientific
Industries, Inc. (a)	8,887	257,723
		530,043
Energy-Alternate Sources – 5.1%
FutureFuel Corp.	12,041	197,473
Renewable Energy
Group, Inc. (a)	20,476	636,394
REX American
Resources Corp. (a)	1,012	75,060
SolarEdge Technologies,
Inc. (a)(b)	9,343	361,854
		1,270,781
Food – 2.3%
Cal-Maine Foods, Inc.	9,204	447,958
John B Sanfilippo & Son, Inc.	1,878	118,427
		566,385
Forest Products & Paper – 0.9%
Schweitzer-Mauduit
International, Inc.	6,823	217,790

Healthcare-Products – 0.6%
MiMedx Group, Inc. (a)(b)	27,613	160,708

Healthcare-Services – 2.1%
Magellan Health, Inc. (a)	3,855	250,806
Tivity Health, Inc. (a)	7,553	259,899
		510,705
Internet – 3.5%
New Media Investment
Group, Inc.	17,908	251,607
NIC, Inc.	9,316	123,996
Stamps.com, Inc. (a)	2,451	495,519
		871,122

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 95.6% (Continued)

Leisure Time – 1.8%
Nautilus, Inc. (a)	4,711	$57,616
Vista Outdoor, Inc. (a)	31,848	398,100
		455,716
Machinery-Diversified – 0.4%
Ichor Holdings Ltd. (a)(b)	5,762	102,276

Media – 1.2%
Gannett Co., Inc.	31,095	301,622

Miscellaneous Manufacturing – 5.1%
Fabrinet (a)	5,731	248,267
Hillenbrand, Inc.	10,639	509,608
Sturm Ruger & Co, Inc. (b)	4,473	265,652
Tredegar Corp.	12,399	230,621
		1,254,148
Oil & Gas Services – 0.5%
Matrix Service Co. (a)	6,634	134,869

Pharmaceuticals – 2.3%
Anika Therapeutics, Inc. (a)	1,518	54,284
Corcept Therapeutics,
Inc. (a)(b)	15,331	180,139
Diplomat Pharmacy, Inc. (a)	16,403	325,435
		559,858
Retail – 21.8%
Abercrombie &
Fitch Co. – Class A	27,694	545,572
Barnes & Noble
Education, Inc. (a)	20,960	119,682
Caleres, Inc.	8,610	294,462
Chico’s FAS, Inc.	45,075	345,725
DSW, Inc. – Class A	15,989	424,508
Express, Inc. (a)	17,803	156,844
GameStop Corp. – Class A (b)	32,449	473,755
Genesco, Inc. (a)	7,739	331,152
Haverty Furniture Cos, Inc.	3,704	75,117
Hibbett Sports, Inc. (a)	12,797	223,564
La-Z-Boy, Inc.	8,003	222,483
MarineMax, Inc. (a)	5,528	125,817
Movado Group, Inc.	3,629	139,753
Office Depot, Inc.	170,308	435,989
PetMed Express, Inc.	3,135	87,592
Red Robin Gourmet
Burgers, Inc. (a)	4,059	122,582
Shoe Carnival, Inc.	4,558	185,647
Tailored Brands, Inc.	21,601	453,837
The Buckle, Inc. (b)	12,263	250,165
The Cato Corp. – Class A	5,249	101,201
Vera Bradley, Inc. (a)	8,014	105,705
Vitamin Shoppe, Inc. (a)	8,446	65,625
Zumiez, Inc. (a)	5,181	120,510
		5,407,287
Semiconductors – 8.8%
Advanced Energy
Industries, Inc. (a)	7,374	317,303
Axcelis Technologies, Inc. (a)	4,367	75,375
Cabot Microelectronics Corp.	3,241	316,387
Cohu, Inc.	4,918	102,295
FormFactor, Inc. (a)	10,818	132,412
Kulicke & Soffa
Industries, Inc.	14,622	297,265
MaxLinear, Inc. (a)	13,447	261,006
Nanometrics, Inc. (a)	4,355	139,621
Rambus, Inc. (a)	19,248	167,650
Rudolph Technologies, Inc. (a)	3,756	78,087
Xperi Corp.	22,922	297,986
		2,185,387
Software – 2.5%
MicroStrategy, Inc. –
Class A (a)	1,031	129,875
Progress Software Corp.	6,916	222,280
TiVo Corp.	24,270	266,970
		619,125
Telecommunications – 2.3%
CalAmp Corp. (a)	8,930	178,064
NETGEAR, Inc. (a)	4,035	223,862
Oclaro, Inc. (a)	19,213	157,931
		559,857
Transportation – 1.1%
ArcBest Corp.	7,634	283,374

Trucking & Leasing – 1.2%
The Greenbrier Cos., Inc.	6,214	294,854
TOTAL COMMON STOCKS
(Cost $26,282,534)		23,711,881

REAL ESTATE
INVESTMENT TRUSTS – 4.3%
Apollo Commercial Real
Estate Finance, Inc.	28,691	536,809
Lexington Realty Trust	68,207	529,969
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $1,129,302)		1,066,778

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (c)	19,526	$19,526
TOTAL SHORT-TERM
INVESTMENTS
(Cost $19,526)		19,526

INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 8.6%
Mount Vernon Liquid
Assets Portfolio, 2.39% (c)	2,135,082	2,135,082
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $2,135,082)		2,135,082
Total Investments
(Cost $29,566,444) –
108.6%		26,933,267
Liabilities in Excess
of Other Assets – (8.6)%		(2,143,724)
TOTAL NET
ASSETS – 100.0%		$24,789,543

(a)	Non-income producing security.
(b)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $2,034,334 or 8.2% of net assets. See Note 5 and 6.
(c)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.5%

Australia – 5.2%
BHP Billiton Ltd. – ADR (a)	12,599	$581,822
BlueScope Steel Ltd.	7,139	72,647
Fortescue Metals Group Ltd.	115,862	328,191
Qantas Airways Ltd.	57,179	221,487
South32 Ltd.	101,530	260,273
		1,464,420
Canada – 2.9%
Imperial Oil Ltd. (a)	10,251	320,242
Magna International, Inc.	5,201	256,097
Teck Resources Ltd.	11,257	232,682
		809,021
Denmark – 1.8%
Carlsberg A/S	2,302	253,933
Pandora A/S	1,850	115,742
Vestas Wind Systems A/S	2,306	144,622
		514,297
Finland – 2.0%
Nokia OYJ – ADR (a)	58,558	329,096
UPM-Kymmene OYJ	6,975	224,444
		553,540
France – 7.2%
Air France-KLM (b)	16,976	164,590
Arkema SA	1,115	117,172
Peugeot SA	9,059	215,781
Publicis Groupe SA	4,489	260,526
Sanofi – ADR	16,050	717,756
Sodexo SA	2,026	206,802
Thales SA	2,568	328,675
		2,011,302
Germany – 5.1%
BASF SE	6,284	484,206
Covestro AG (c)	5,006	323,871
Deutsche Lufthansa AG	16,764	337,221
ProSiebenSat.1 Media SE	12,249	283,302
		1,428,600
Hong Kong – 2.1%
Galaxy Entertainment
Group Ltd.	53,124	287,232
WH Group Ltd (c)	202,556	141,806
Wynn Macau Ltd.	73,776	152,219
		581,257
Italy – 0.5%
Pirelli & C SpA (b)(c)	17,864	131,397

Japan – 29.5%
Astellas Pharma, Inc.	26,740	414,010
Bandai Namco Holdings, Inc.	2,224	79,137
Bridgestone Corp.	9,852	380,948
Dentsu, Inc.	4,358	202,383
FamilyMart UNY
Holdings Co Ltd.	1,733	201,506
FUJIFILM Holdings Corp.	7,851	340,452
Japan Tobacco, Inc.	23,785	612,674
Kajima Corp.	18,518	238,946
Konami Holdings Corp.	1,463	55,883
Kubota Corp.	16,752	264,564
Mazda Motor Corp.	13,679	148,386
Mitsubishi Chemical
Holdings Corp.	41,888	327,093
Mitsui & Co. Ltd.	35,908	600,031
Nexon Co. Ltd. (b)	9,881	112,616
Nikon Corp.	8,862	154,487
Nippon Telegraph &
Telephone Corp.	13,539	569,950
Nitto Denko Corp.	1,979	124,140
NTT DOCOMO, Inc. – ADR	24,364	582,543
NTT DOCOMO, Inc.	10	252
Persol Holdings Co Ltd.	2,925	55,682
Secom Co Ltd.	2,914	238,910
Shionogi & Co Ltd.	3,236	207,407
Sony Corp. – ADR	13,357	723,014
Subaru Corp.	14,603	395,116
Suzuki Motor Corp.	6,469	323,923
Taisei Corp.	7,191	308,136
Takeda Pharmaceutical
Co Ltd. – ADR (a)	22,183	468,061
Tosoh Corp.	8,828	116,810
		8,247,060
Jersey – 2.5%
Shire PLC – ADR	3,812	693,021

Netherlands – 1.8%
Koninklijke Ahold
Delhaize NV	21,577	494,402

Norway – 3.3%
Aker BP ASA	6,519	214,985
Norsk Hydro ASA	33,497	173,886
Telenor ASA	28,431	521,585
		910,456
Republic of Korea – 7.6%
GS Engineering &
Construction Corp.	1,689	61,880
Hyundai Mobis Co. Ltd.	1,276	212,751
Kia Motors Corp.	6,383	159,078
Lotte Chemical Corp.	483	111,261
NCSoft Corp.	378	142,469
POSCO – ADR	7,930	456,927

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.5% (Continued)

Republic of Korea – 7.6% (Continued)
Samsung Electronics Co. Ltd.	13,202	$491,216
Samsung Engineering
Co Ltd. (b)	3,395	54,371
SK Hynix, Inc.	7,411	443,535
		2,133,488
Singapore – 0.6%
Genting Singapore Ltd.	175,919	111,763
Venture Corp Ltd.	3,958	43,776
		155,539
South Korea – 1.0%
SK Innovation Co. Ltd.	1,522	285,154

Spain – 3.7%
ACS Actividades de
Construccion y Servicios SA	6,843	256,625
Enagas SA	9,906	262,996
Repsol SA	29,353	526,126
		1,045,747
Sweden – 0.7%
Boliden AB	5,287	120,835
Electrolux AB	3,588	74,574
		195,409
Switzerland – 3.7%
Roche Holding AG – ADR	22,660	687,958
Swisscom AG	767	351,381
		1,039,339
United Kingdom – 18.3%
Anglo American PLC	26,151	559,956
Antofagasta PLC	18,208	182,650
BAE Systems PLC	34,745	233,513
BAE Systems PLC – ADR (a)	899	24,228
Barratt Developments PLC	14,634	96,145
Berkeley Group Holdings PLC	3,436	153,760
Burberry Group PLC	5,269	121,968
Centrica PLC	98,792	185,878
Evraz PLC	39,377	273,301
Fiat Chrysler
Automobiles NV (b)	29,109	443,448
Imperial Brands Plc – ADR	3,440	116,444
Imperial Brands PLC	13,571	460,202
International Consolidated
Airlines Group SA	52,375	403,951
J Sainsbury PLC	34,526	137,336
KAZ Minerals Plc	9,694	64,284
Marks & Spencer Group PLC	35,480	134,238
Pearson PLC	12,162	139,692
Persimmon PLC	5,596	164,085
Rio Tinto PLC – ADR (a)	10,722	528,487
Royal Mail PLC	14,945	68,579
Taylor Wimpey PLC	62,895	129,834
Vodafone Group PLC – ADR	23,351	442,034
William Hill Plc	12,400	33,316
		5,097,329
TOTAL COMMON STOCKS
(Cost $30,991,715)		27,790,778

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (d)	23,065	23,065
TOTAL SHORT-TERM
INVESTMENTS
(Cost $23,065)		23,065

INVESTMENTS PURCHASED
WITH PROCEEDS FROM
SECURITIES LENDING – 7.0%
Mount Vernon Liquid
Assets Portfolio, LLC 2.39% (d)	1,945,516	1,945,516
TOTAL INVESTMENTS
PURCHASED WITH
PROCEEDS FROM
SECURITIES LENDING
(Cost $1,945,516)		1,945,516
Total Investments
(Cost $32,960,296) –
106.6%		29,759,359
Liabilities in Excess
of Other Assets – (6.6)%		(1,842,329)
TOTAL NET
ASSETS – 100.0%		$27,917,030

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	All or portion of this security is on loan as of October 31, 2018. The Total value of securities on loan is $1,941,188 or 7.0% of net assets. See Note 5 and 6.
(b)	Non-income producing security.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of those securities total $607,483 or 2.2% of net assets.

(d)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.4%

Money Market Funds – 0.4%
U.S. Bank Money Market
Deposit Account, 2.00% (a)	341,378	$341,378
TOTAL SHORT-TERM
INVESTMENTS
(Cost $341,378)		341,378
Total Investments
(Cost $341,378) – 0.4%		341,378
Other Assets in Excess
of Liabilities – 99.6%		92,602,936
TOTAL NET
ASSETS – 100.0%		$92,944,314

(a)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 100.0%

Aerospace/Defense – 4.7%
Boeing Co.	184	$65,294
Lockheed Martin Corp.	195	57,301
		122,595
Auto Manufacturers – 2.4%
General Motors Co.	1,710	62,569

Banks – 11.1%
Bank of America Corp.	2,017	55,467
Capital One Financial Corp.	629	56,170
Citigroup, Inc.	876	57,343
JPMorgan Chase & Co.	545	59,416
US Bancorp	1,153	60,267
		288,663
Commercial Services – 2.3%
Booz Allen Hamilton
Holding Corp.	1,219	60,389

Computers – 11.0%
Accenture PLC – Class A	369	58,162
CACI International,
Inc. – Class A (a)	321	57,286
DXC Technology Co.	685	49,888
Leidos Holdings, Inc.	882	57,136
Perspecta, Inc.	2,679	65,609
		288,081
Distribution/Wholesale – 1.8%
H&E Equipment
Services, Inc.	1,954	47,072

Diversified Financial Services – 2.2%
Charles Schwab Corp.	1,229	56,829

Electric – 9.7%
Dominion Energy, Inc.	882	62,992
Exelon Corp.	1,427	62,517
Southern Co.	1,425	64,168
Xcel Energy, Inc.	1,299	63,664
		253,341
Environmental Control – 2.3%
Waste Management, Inc.	686	61,376

Food – 2.7%
Hormel Foods Corp.	1,594	69,562

Healthcare-Services – 4.6%
DaVita, Inc. (a)	900	60,606
Humana, Inc.	188	60,237
		120,843
Insurance – 9.4%
Marsh & McLennan
Cos., Inc.	741	62,800
Progressive Corp.	924	64,403
Prudential Financial, Inc.	635	59,550
Travelers Cos., Inc.	474	59,312
		246,065
Internet – 4.4%
Amazon.com, Inc. (a)	31	49,538
CDW Corp.	712	64,087
		113,625
Lodging – 2.2%
Hilton Worldwide
Holdings, Inc.	804	57,221

Media – 2.5%
Comcast Corp. – Class A	1,692	64,533

Miscellaneous Manufacturing – 3.9%
Eaton Corp. PLC	750	53,753
General Electric Co.	4,820	48,682
		102,435
Pharmaceuticals – 5.2%
Express Scripts Holding Co. (a)	708	68,655
Merck & Co., Inc.	910	66,985
		135,640
Retail – 4.6%
Home Depot, Inc.	311	54,699
Walmart, Inc.	651	65,282
		119,981
Software – 3.8%
First Data Corp. – Class A (a)	2,426	45,463
ManTech International
Corp. VA – Class A	939	53,786
		99,249
Telecommunications – 4.8%
AT&T, Inc.	1,953	59,918
Verizon Communications, Inc.	1,147	65,482
		125,400
Transportation – 4.4%
Union Pacific Corp.	415	60,681
Werner Enterprises, Inc.	1,684	54,208
		114,889
TOTAL COMMON STOCKS
(Cost $2,564,813)		2,610,358

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.0% (c)

Money Market Funds – 0.0% (c)
U.S. Bank Money Market
Deposit Account, 2.00% (b)	949	$949
TOTAL SHORT-TERM
INVESTMENTS
(Cost $949)		949
Total Investments
(Cost $2,565,762) – 100.0%
		2,611,307
Other Assets in Excess
of Liabilities – 0.0% (c)		766
TOTAL NET
ASSETS – 100.0%		$2,612,073

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Retail Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
REAL ESTATE
INVESTMENT TRUSTS – 98.8%

Regional Malls – 30.3%
Brookfield Property
REIT, Inc. – Class A	6,234	$120,254
Macerich Co.	2,813	145,207
Simon Property Group, Inc.	2,298	421,729
Taubman Centers, Inc.	2,271	124,928
		812,118
Shopping Centers – 39.9%
Brixmor Property Group, Inc.	9,062	146,804
Federal Realty
Investment Trust	1,284	159,280
Kimco Realty Corp.	9,180	147,706
Regency Centers Corp.	4,411	279,481
Retail Properties of
America, Inc. – Class A	8,843	108,504
Urban Edge Properties	4,539	93,004
Weingarten Realty Investors	4,874	137,057
		1,071,836
Single Tenant – 28.6%
Agree Realty Corp.	1,226	70,213
National Retail
Properties, Inc.	3,326	155,490
Realty Income Corp.	7,018	422,975
Spirit Realty Capital, Inc.	15,258	119,318
		767,996
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $2,649,705)		2,651,950

SHORT-TERM INVESTMENTS – 1.1%

Money Market Funds – 1.1%
U.S. Bank Money Market
Deposit Account, 2.00% (a)	28,661	28,661
TOTAL SHORT-TERM
INVESTMENTS
(Cost $28,661)		28,661
Total Investments
(Cost $2,678,366) – 99.9%		2,680,611
Other Assets in Excess
of Liabilities – 0.1%		1,888
TOTAL NET
ASSETS – 100.0%		$2,682,499

(a)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
REAL ESTATE
INVESTMENT TRUSTS – 99.9%

Diversified – 34.5%
Duke Realty Corp.	12,754	$351,628
Innovative Industrial
Properties, Inc.	348	14,265
Lexington Realty Trust	11,844	92,028
PS Business Parks, Inc.	909	118,715
WP Carey, Inc.	4,195	276,912
		853,548
Storage – 18.5%
CubeSmart	3,795	109,979
Extra Space Storage, Inc.	1,277	115,007
Global Self Storage, Inc.	180	727
Life Storage, Inc.	1,039	97,832
National Storage
Affiliates Trust	1,155	30,758
Public Storage	536	110,132
		464,435
Warehouse/Industrial – 46.9%
Americold Realty Trust	1,247	30,863
EastGroup Properties, Inc.	1,211	116,002
First Industrial Realty
Trust, Inc.	3,621	111,165
Industrial Logistics
Properties Trust	1,260	27,203
Liberty Property Trust	2,689	112,588
Monmouth Real Estate
Investment Corp.	4,675	69,938
Prologis, Inc.	5,804	374,184
Rexford Industrial Realty, Inc.	3,567	112,967
STAG Industrial, Inc.	4,017	106,290
Terreno Realty Corp.	2,666	99,788
		1,160,988
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $2,559,201)		2,478,971

SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (a)	3,365	3,365
TOTAL SHORT-TERM
INVESTMENTS
(Cost $3,365) (a)		3,365
Total Investments
(Cost $2,562,566) –
100.0%		2,482,336
Liabilities in Excess
of Other Assets – 0.0% (b)		(344)
TOTAL NET
ASSETS – 100.0%		$2,481,992

(a)	The rate shown is as of October 31, 2018.
(b)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 7.1%

Computer Software – 3.9%
InterXion Holding NV (a)	3,205	$188,678

Internet Connective Services – 0.2%
Internap Corp. (a)	888	7,610

Real Estate Oper/Develop – 0.3%
Landmark Infrastructure
Partners LP	899	12,658

Telecom Services – 2.7%
GDS Holdings Ltd. – ADR (a)	4,868	114,252
Switch, Inc. – Class A	2,030	18,006
		132,258
TOTAL COMMON STOCKS
(Cost $401,700)		341,204

REAL ESTATE
INVESTMENT TRUSTS – 92.4%

Diversified – 81.6%
American Tower Corp.	5,410	842,932
CoreCivic, Inc.	4,970	111,626
CorEnergy Infrastructure
Trust, Inc.	495	17,884
CoreSite Realty Corp.	729	68,424
Crown Castle
International Corp.	7,073	769,118
Digital Realty Trust, Inc.	1,946	200,944
Equinix, Inc.	1,850	700,669
Gladstone Land Corp.	650	8,132
Lamar Advertising
Co. – Class A	3,140	230,225
Outfront Media, Inc.	5,115	90,638
PotlatchDeltic Corp.	2,631	95,374
Rayonier, Inc.	4,389	132,548
SBA Communications
Corp. (a)	1,558	252,661
The GEO Group, Inc.	4,417	97,660
Uniti Group, Inc. (a)	7,613	145,713
Weyerhaeuser Co.	7,484	199,299
		3,963,847
Real Estate
Management/Service – 0.2%
Farmland Partners, Inc.	1,454	9,960

Storage – 4.2%
Iron Mountain, Inc.	6,704	205,209

Warehouse/Industrial – 6.4%
CyrusOne, Inc.	3,615	192,426
InfraREIT, Inc. (a)	1,509	31,719
QTS Realty Trust,
Inc. – Class A	2,210	84,687
		308,832
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $4,682,397)		4,487,848

SHORT-TERM INVESTMENTS – 0.2%

Money Market Funds – 0.2%
U.S. Bank Money Market
Deposit Account, 2.00% (b)	10,999	10,999
TOTAL SHORT-TERM
INVESTMENTS
(Cost $10,999)		10,999
Total Investments
(Cost $5,095,096) – 99.7%		4,840,051
Other Assets in Excess
of Liabilities – 0.3%		16,682
TOTAL NET
ASSETS – 100.0%		$4,856,733

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%

Aerospace/Defense – 2.2%
Boeing Co.	68	$24,131
MSA Safety, Inc.	264	27,572
		51,703
Airlines – 1.3%
United Continental
Holdings, Inc. (a)	358	30,613

Apparel – 2.8%
NIKE, Inc. – Class B	276	20,711
PVH Corp.	165	19,931
Skechers U.S.A, Inc. –
Class A (a)	846	24,170
		64,812
Auto Parts & Equipment – 2.6%
Aptiv PLC	265	20,352
Goodyear Tire & Rubber Co.	990	20,849
Visteon Corp. (a)	222	17,547
		58,748
Biotechnology – 0.9%
Bio-Rad Laboratories,
Inc. – Class A (a)	74	20,191

Chemicals – 4.2%
Air Products &
Chemicals, Inc.	148	22,844
Eastman Chemical Co.	236	18,490
International Flavors
& Fragrances, Inc.	198	28,643
Linde Plc	156	25,813
		95,790
Commercial Services – 2.7%
ManpowerGroup, Inc.	261	19,912
Sabre Corp.	881	21,716
Sotheby’s (a)	473	19,866
		61,494
Computers – 7.1%
Accenture PLC – Class A	154	24,273
Apple, Inc.	103	22,543
DXC Technology Co.	275	20,028
Fortinet, Inc. (a)	400	32,872
Lumentum Holdings, Inc. (a)	424	23,172
NCR Corp. (a)	803	21,561
Western Digital Corp.	404	17,400
		161,849
Cosmetics/Personal Care – 1.0%
Estee Lauder Cos., Inc. – Class A	164	22,540

Electrical Components
& Equipment – 1.8%
AMETEK, Inc.	330	22,136
Littelfuse, Inc.	104	18,841
		40,977
Electronics – 6.2%
Coherent, Inc. (a)	139	17,117
Gentex Corp.	1,028	21,639
Mettler-Toledo
International, Inc. (a)	42	22,966
National Instruments Corp.	580	28,403
PerkinElmer, Inc.	320	27,674
Waters Corp. (a)	122	23,142
		140,941
Engineering & Construction – 1.1%
KBR, Inc.	1,338	26,466

Food – 1.0%
Mondelez International,
Inc. – Class A	526	22,081

Healthcare-Products – 5.5%
DENTSPLY SIRONA, Inc.	662	22,925
LivaNova PLC (a)	185	20,718
The Cooper Cos., Inc.	108	27,898
Thermo Fisher Scientific, Inc.	116	27,103
West Pharmaceutical
Services, Inc.	258	27,327
		125,971
Healthcare-Services – 5.4%
Acadia Healthcare Co., Inc. (a)	641	26,602
Catalent, Inc. (a)	536	21,622
Charles River Laboratories
International, Inc. (a)	192	23,389
IQVIA Holdings, Inc. (a)	240	29,503
Syneos Health, Inc. (a)	473	21,583
		122,699
Internet – 4.0%
Alphabet, Inc. – Class A (a)	20	21,812
Booking Holdings, Inc. (a)	12	22,495
F5 Networks, Inc. (a)	142	24,890
Facebook, Inc. – Class A (a)	142	21,554
		90,751
Leisure Time – 2.8%
Carnival Corp.	412	23,088
Norwegian Cruise Line
Holdings Ltd. (a)	458	20,184
Royal Caribbean Cruises Ltd.	197	20,632
		63,904

The accompanying notes are an integral part of these financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.0% (Continued)

Machinery-Diversified – 3.8%
Cognex Corp.	456	$19,535
Graco, Inc.	522	21,209
Nordson Corp.	188	23,062
Xylem, Inc.	342	22,428
		86,234
Media – 2.7%
Discovery, Inc. – Class A (a)	1,088	35,240
News Corp. – Class A	2,051	27,053
		62,293
Mining – 3.0%
Freeport-McMoRan, Inc.	1,682	19,595
Newmont Mining Corp.	758	23,438
Royal Gold, Inc.	345	26,437
		69,470
Miscellaneous Manufacturing – 0.9%
ITT, Inc.	391	19,746

Office/Business Equipment – 1.1%
Zebra Technologies
Corp. – Class A (a)	156	25,943

Oil & Gas – 3.2%
Apache Corp.	559	21,147
Chevron Corp.	221	24,674
Murphy Oil Corp.	844	26,890
		72,711
Oil & Gas Services – 0.4%
McDermott
International, Inc. (a)	1,252	9,678

Packaging & Containers – 1.3%
Ball Corp.	666	29,837

Pharmaceuticals – 3.2%
Johnson & Johnson	202	28,278
Mylan NV (a)	614	19,188
Zoetis, Inc.	288	25,963
		73,429
Retail – 0.9%
Tiffany & Co.	179	19,923

Semiconductors – 21.2%
Advanced Micro
Devices, Inc. (a)	1,644	29,937
Analog Devices, Inc.	249	20,844
Applied Materials, Inc.	589	19,366
Broadcom, Inc.	107	23,913
Cirrus Logic, Inc. (a)	580	21,715
Cypress Semiconductor Corp.	1,632	21,118
Integrated Device
Technology, Inc. (a)	736	34,452
Intel Corp.	556	26,065
IPG Photonics Corp. (a)	159	21,235
KLA-Tencor Corp.	220	20,139
Lam Research Corp.	150	21,260
Microchip Technology, Inc.	245	16,116
Micron Technology, Inc. (a)	520	19,614
MKS Instruments, Inc.	305	22,475
Monolithic Power
Systems, Inc.	167	19,726
NVIDIA Corp.	96	20,240
Qorvo, Inc. (a)	304	22,347
Silicon Laboratories, Inc. (a)	243	19,812
Skyworks Solutions, Inc.	292	25,334
Synaptics, Inc. (a)	501	18,808
Teradyne, Inc.	613	21,118
Texas Instruments, Inc.	219	20,330
		485,964
Software – 3.8%
Adobe Systems, Inc. (a)	100	24,576
ANSYS, Inc. (a)	134	20,039
Cadence Design
System, Inc. (a)	568	25,316
Electronic Arts, Inc. (a)	202	18,378
		88,309
Transportation – 0.9%
Expeditors International
of Washington, Inc.	305	20,490
TOTAL COMMON STOCKS
(Cost $2,469,180)		2,265,557

REAL ESTATE
INVESTMENT TRUSTS – 0.9%
Rayonier, Inc.	666	20,113
TOTAL REAL ESTATE
INVESTMENT TRUSTS
(Cost $22,611)		20,113

The accompanying notes are an integral part of these financial statements.

Pacer US Export Leaders ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 0.1%

Money Market Funds – 0.1%
U.S. Bank Money Market
Deposit Account, 2.00% (b)	2,334	$2,334
TOTAL SHORT-TERM
INVESTMENTS
(Cost $2,334)		2,334
Total Investments
(Cost $2,494,125) – 100.0%
		2,288,004
Liabilities in Excess
of Other Assets – 0.0% (c)		(53)
TOTAL NET
ASSETS – 100.0%		$2,287,951

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2018.
(c)	Less than 0.05%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%

Aerospace/Defense – 3.9%
Arconic, Inc.	444	$9,027
Boeing Co.	28	9,936
General Dynamics Corp.	50	8,629
Harris Corp.	61	9,071
L3 Technologies, Inc.	47	8,905
Lockheed Martin Corp.	30	8,816
Northrop Grumman Corp.	33	8,644
Raytheon Co.	50	8,752
Rockwell Collins, Inc.	71	9,089
TransDigm Group, Inc. (a)	27	8,917
United Technologies Corp.	73	9,067
		98,853
Airlines – 1.8%
Alaska Air Group, Inc.	146	8,967
American Airlines Group, Inc.	253	8,875
Delta Air Lines, Inc.	174	9,523
Southwest Airlines Co.	161	7,905
United Continental
Holdings, Inc. (a)	111	9,492
		44,762
Apparel – 2.7%
Hanesbrands, Inc.	595	10,210
Michael Kors Holdings Ltd. (a)	144	7,979
NIKE, Inc. – Class B	126	9,455
PVH Corp.	75	9,059
Ralph Lauren Corp. – Class A	80	10,369
Under Armour,
Inc. – Class A (a)	285	6,302
Under Armour,
Inc. – Class C (a)	289	5,731
VF Corp.	116	9,614
		68,719
Auto Manufacturers – 1.2%
Ford Motor Co.	1,115	10,648
General Motors Co.	304	11,124
PACCAR, Inc.	143	8,181
		29,953
Auto Parts & Equipment – 1.1%
Aptiv PLC	121	9,293
BorgWarner, Inc.	235	9,261
Goodyear Tire & Rubber Co.	446	9,393
		27,947
Building Materials – 3.0%
Fortune Brands Home
& Security, Inc.	182	8,159
Johnson Controls
International Plc	265	8,472
Martin Marietta
Materials, Inc.	150	25,692
Masco Corp.	264	7,920
Vulcan Materials Co.	251	25,386
		75,629
Chemicals – 12.8%
Air Products &
Chemicals, Inc.	172	26,548
Albemarle Corp.	288	28,575
CF Industries Holdings, Inc.	563	27,041
DowDuPont, Inc.	423	22,808
Eastman Chemical Co.	298	23,348
FMC Corp.	340	26,547
International Flavors
& Fragrances, Inc.	213	30,813
Linde Plc	185	30,612
LyondellBasell
Industries NV – Class A	276	24,639
Mosaic Co.	943	29,177
PPG Industries, Inc.	259	27,218
Sherwin-Williams Co.	59	23,215
		320,541
Commercial Services – 7.5%
Automatic Data
Processing, Inc.	71	10,230
Cintas Corp.	47	8,548
Ecolab, Inc.	185	28,333
Equifax, Inc.	74	7,506
FleetCor Technologies, Inc. (a)	48	9,601
Gartner, Inc. (a)	67	9,884
Global Payments, Inc.	82	9,367
H&R Block, Inc.	421	11,173
IHS Markit Ltd. (a)	183	9,613
Nielsen Holdings PLC	368	9,561
PayPal Holdings, Inc. (a)	116	9,766
Quanta Services, Inc. (a)	291	9,079
Robert Half International, Inc.	140	8,474
Rollins, Inc.	163	9,650
Total System Services, Inc.	106	9,662
United Rentals, Inc. (a)	60	7,204
Verisk Analytics, Inc. (a)	83	9,947
Western Union Co.	561	10,120
		187,718
Computers – 4.1%
Accenture PLC – Class A	61	9,615
Apple, Inc.	47	10,286
The accompanying notes are an integral part of these financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Computers – 4.1% (Continued)
Cognizant Technology
Solutions Corp. – Class A	138	$9,526
DXC Technology Co.	114	8,303
Fortinet, Inc. (a)	133	10,930
Hewlett Packard
Enterprise Co.	634	9,668
HP, Inc.	420	10,139
International Business
Machines Corp.	71	8,196
NetApp, Inc.	123	9,654
Seagate Technology PLC	218	8,770
Western Digital Corp.	185	7,968
		103,055
Distribution/Wholesale – 1.3%
Copart, Inc. (a)	155	7,581
Fastenal Co.	174	8,945
LKQ Corp. (a)	321	8,754
WW Grainger, Inc.	28	7,951
		33,231
Diversified Financial Services – 1.1%
Alliance Data Systems Corp.	44	9,072
MasterCard, Inc. – Class A	48	9,488
Visa, Inc. – Class A	71	9,787
		28,347
Electrical Components
& Equipment – 0.7%
AMETEK, Inc.	125	8,385
Emerson Electric Co.	130	8,824
		17,209
Electronics – 2.9%
Allegion PLC	115	9,859
Amphenol Corp. – Class A	109	9,756
Corning, Inc.	298	9,521
FLIR Systems, Inc.	167	7,734
Fortive Corp.	116	8,613
Garmin Ltd.	153	10,122
Honeywell International, Inc.	64	9,269
TE Connectivity Ltd.	115	8,673
		73,547
Engineering & Construction – 0.7%
Fluor Corp.	174	7,632
Jacobs Engineering
Group, Inc.	133	9,987
		17,619
Environmental Control – 1.5%
Pentair PLC	229	9,195
Republic Services, Inc.	134	9,739
Stericycle, Inc. (a)	163	8,145
Waste Management, Inc.	109	9,752
		36,831
Forest Products & Paper – 1.0%
International Paper Co.	545	24,721

Hand/Machine Tools – 0.7%
Snap-On, Inc.	54	8,313
Stanley Black & Decker, Inc.	68	7,923
		16,236
Home Builders – 1.1%
DR Horton, Inc.	245	8,810
Lennar Corp. – Class A	201	8,639
PulteGroup, Inc.	390	9,582
		27,031
Home Furnishings – 0.7%
Leggett & Platt, Inc.	227	8,242
Whirlpool Corp.	85	9,330
		17,572
Household Products/Wares – 1.0%
Avery Dennison Corp.	266	24,132

Housewares – 0.3%
Newell Brands, Inc.	485	7,702

Internet – 2.6%
Amazon.com, Inc. (a)	5	7,990
Booking Holdings, Inc. (a)	5	9,373
eBay, Inc. (a)	309	8,970
Expedia Group, Inc.	81	10,160
F5 Networks, Inc. (a)	54	9,465
Symantec Corp.	525	9,529
VeriSign, Inc. (a)	64	9,123
		64,610
Iron/Steel – 1.1%
Nucor Corp.	464	27,432

Leisure Time – 1.4%
Carnival Corp.	165	9,247
Harley-Davidson, Inc.	238	9,096
Norwegian Cruise Line
Holdings Ltd. (a)	190	8,373
Royal Caribbean Cruises Ltd.	81	8,483
		35,199

The accompanying notes are an integral part of these financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Lodging – 1.5%
Hilton Worldwide
Holdings, Inc.	132	$9,394
Marriott International,
Inc. – Class A	81	9,468
MGM Resorts International	381	10,165
Wynn Resorts Ltd.	78	7,847
		36,874
Machinery-Construction
& Mining – 0.3%
Caterpillar, Inc.	70	8,492

Machinery-Diversified – 2.5%
Cummins, Inc.	70	9,568
Deere & Co.	68	9,210
Dover Corp.	114	9,444
Flowserve Corp.	181	8,308
Rockwell Automation, Inc.	53	8,730
Roper Technologies, Inc.	32	9,053
Xylem, Inc.	124	8,132
		62,445
Mining – 2.2%
Freeport-McMoRan, Inc.	2,120	24,698
Newmont Mining Corp.	955	29,529
		54,227
Miscellaneous Manufacturing – 2.7%
3M Co.	48	9,133
AO Smith Corp.	170	7,740
Eaton Corp. PLC	116	8,314
General Electric Co.	794	8,019
Illinois Tool Works, Inc.	70	8,930
Ingersoll-Rand PLC	97	9,306
Parker-Hannifin Corp.	54	8,188
Textron, Inc.	143	7,669
		67,299
Office/Business Equipment – 0.4%
Xerox Corp.	375	10,451

Packaging & Containers – 3.8%
Ball Corp.	657	29,434
Packaging Corp. of America	254	23,320
Sealed Air Corp.	667	21,584
WestRock Co.	497	21,356
		95,694
Retail – 11.4%
Advance Auto Parts, Inc.	64	10,225
AutoZone, Inc. (a)	14	10,269
Best Buy Co., Inc.	134	9,401
CarMax, Inc. (a)	131	8,896
Chipotle Mexican
Grill, Inc. (a)	21	9,667
Darden Restaurants, Inc.	88	9,376
Dollar General Corp.	97	10,804
Dollar Tree, Inc. (a)	125	10,537
Foot Locker, Inc.	226	10,654
Gap, Inc.	379	10,347
Genuine Parts Co.	103	10,086
Home Depot, Inc.	50	8,794
Kohl’s Corp.	130	9,845
L Brands, Inc.	364	11,801
Lowe’s Cos., Inc.	92	8,760
Macy’s, Inc.	290	9,944
McDonald’s Corp.	65	11,498
Nordstrom, Inc.	161	10,589
O’Reilly Automotive, Inc. (a)	31	9,943
Ross Stores, Inc.	109	10,791
Starbucks Corp.	192	11,188
Tapestry, Inc.	211	8,927
Target Corp.	120	10,036
Tiffany & Co.	82	9,127
TJX Cos., Inc.	97	10,658
Tractor Supply Co.	121	11,119
Ulta Salon Cosmetics
& Fragrance, Inc. (a)	38	10,432
Yum! Brands, Inc.	120	10,849
		284,563
Semiconductors – 5.9%
Advanced Micro
Devices, Inc. (a)	321	5,845
Analog Devices, Inc.	114	9,543
Applied Materials, Inc.	269	8,845
Broadcom, Inc.	44	9,834
Intel Corp.	231	10,829
IPG Photonics Corp. (a)	66	8,814
KLA-Tencor Corp.	101	9,246
Lam Research Corp.	69	9,779
Microchip Technology, Inc.	126	8,288
Micron Technology, Inc. (a)	237	8,940
NVIDIA Corp.	38	8,012
Qorvo, Inc. (a)	139	10,218
QUALCOMM, Inc.	140	8,805
Skyworks Solutions, Inc.	120	10,411
Texas Instruments, Inc.	100	9,283
Xilinx, Inc.	136	11,610
		148,302

The accompanying notes are an integral part of these financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

SCHEDULE OF INVESTMENTS
October 31, 2018 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS – 99.8% (Continued)

Shipbuilding – 0.4%
Huntington Ingalls
Industries, Inc.	40	$8,739

Software – 6.6%
Adobe Systems, Inc. (a)	38	9,339
Akamai Technologies, Inc. (a)	139	10,043
ANSYS, Inc. (a)	55	8,225
Autodesk, Inc. (a)	69	8,918
Broadridge Financial
Solutions, Inc.	76	8,888
CA, Inc.	239	10,602
Cadence Design
System, Inc. (a)	227	10,117
Citrix Systems, Inc. (a)	94	9,632
Fidelity National
Information Services, Inc.	95	9,890
Fiserv, Inc. (a)	129	10,230
Intuit, Inc.	46	9,706
Microsoft Corp.	93	9,933
Oracle Corp.	214	10,452
Paychex, Inc.	141	9,234
Red Hat, Inc. (a)	71	12,186
Salesforce.com, Inc. (a)	67	9,195
Synopsys, Inc. (a)	102	9,132
		165,722
Telecommunications – 1.6%
Arista Networks, Inc. (a)	39	8,984
Cisco Systems, Inc.	222	10,156
Juniper Networks, Inc.	377	11,035
Motorola Solutions, Inc.	83	10,172
		40,347
Textiles – 0.3%
Mohawk Industries, Inc. (a)	56	6,985

Toys/Games/Hobbies – 0.7%
Hasbro, Inc.	100	9,171
Mattel, Inc. (a)	644	8,746
		17,917
Transportation – 3.3%
CH Robinson
Worldwide, Inc.	101	8,992
CSX Corp.	137	9,434
Expeditors International
of Washington, Inc.	134	9,002
FedEx Corp.	39	8,593
JB Hunt Transport
Services, Inc.	81	8,959
Kansas City Southern	86	8,769
Norfolk Southern Corp.	56	9,399
Union Pacific Corp.	64	9,358
United Parcel Service,
Inc. – Class B	84	8,949
		81,455
TOTAL COMMON STOCKS
(Cost $2,498,961)		2,498,108

SHORT-TERM INVESTMENTS – 1.0%

Money Market Funds – 1.0%
U.S. Bank Money Market
Deposit Account, 2.00% (b)	26,131	26,131
TOTAL SHORT-TERM
INVESTMENTS
(Cost $26,131)		26,131
Total Investments
(Cost $2,525,092) –
100.8%		2,524,239
Liabilities in Excess
of Other Assets – (0.8)%		(19,630)
TOTAL NET
ASSETS – 100.0%		$2,504,609

(a)	Non-income producing security.
(b)	The rate shown is as of October 31, 2018.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2018 (Unaudited)

	Pacer	Pacer		Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer	Trendpilot®	Global
	US Large	US Mid	Trendpilot®	European	Cash Cows
	Cap ETF	Cap ETF	100 ETF	Index ETF	Dividend ETF
ASSETS
Investments in Securities, at Value*^	$27,801,290	$823,002,532	$181,432,926	$206,635,842	$227,114,105
Cash	7,992	51,364	—	—	—
Foreign Currency at Value*	—	—	—	—	622
Interest and Dividends Receivable	1,102,451	236,325	46,896	319,668	667,673
Receivable for Investment Securities Sold	1,318,723,615	—	186,885,116	674	—
Receivable for Fund Shares Sold	2,897,280	3,102,250	24,163,350	—	—
Securities Lending Income Receivable	7,987	15,701	2,801	1,982	22,054
Total Assets	1,350,540,615	826,408,172	392,531,089	206,958,166	227,804,454

LIABILITIES
Management Fees Payable	667,431	322,538	178,758	90,182	98,766
Payable for Fund Shares Redeemed	—	—	24,720,900	—	—
Payable for Investment Securities Purchased	2,895,882	1,602,282	24,191,136	—	—
Collateral Received for
Securities Loaned (See Note 5)	26,157,581	190,038,750	18,804,517	47,763,750	38,789,497
Total Liabilities	29,720,894	191,963,570	67,895,311	47,853,932	38,888,263
NET ASSETS	$1,320,819,721	$634,444,602	$324,635,778	$159,104,234	$188,916,191

NET ASSETS CONSIST OF:
Paid-in Capital	$1,247,278,777	$613,200,274	$297,630,300	$192,097,603	$199,674,983
Total Distributable Earnings/
(Accumulated Deficit)	73,540,944	21,244,328	27,005,478	(32,993,369)	(10,758,792)
Net Assets	$1,320,819,721	$634,444,602	$324,635,778	$159,104,234	$188,916,191
* Identified Cost:
Investments in Securities	$27,801,290	$823,017,143	$147,958,258	$206,652,187	$237,718,454
Foreign Currencies	—	—	—	—	632
^ Includes Loaned securities with a value of
(See Note 5)	25,727,957	186,104,270	18,632,761	46,796,960	37,877,878

Net Asset Value (unlimited shares authorized):
Net Assets	$1,320,819,721	$634,444,602	$324,635,778	$159,104,234	$188,916,191
Shares Outstanding (No Par Value)	45,600,000	20,450,000	9,850,000	6,250,000	6,450,000
Net Asset Value, Offering and
Redemption Price per Share	$28.97	$31.02	$32.96	$25.46	$29.29

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2018 (Unaudited)

			Pacer
		Pacer	Developed
	Pacer	US Small	Markets		Pacer
	US	Cap Cash	International	Pacer	Military Times
	Cash Cows	Cows	Cash Cows	WealthShield	Best Employers
	100 ETF	100 ETF	100 ETF	ETF	ETF
ASSETS
Investments in Securities, at Value*^	$190,696,558	$26,933,267	$29,759,359	$341,378	$2,611,307
Cash	341	—	—	650	—
Foreign Currency at Value*	—	—	120	—	—
Interest and Dividends Receivable	138,270	1,627	116,813	50,937	1,406
Receivable for Investment Securities Sold	—	—	—	92,600,347	47,124
Receivable for Fund Shares Sold	4,220,935	—	—	—	—
Securities Lending Income Receivable	1,528	1,948	2,121	—	—
Total Assets	195,057,632	26,936,842	29,878,413	92,993,312	2,659,837

LIABILITIES
Payable for Investment Securities Purchased	4,215,214	—	—	639	47,022
Management Fees Payable	66,304	12,217	15,867	48,359	742
Collateral Received for
Securities Loaned (See Note 5)	18,809,270	2,135,082	1,945,516	—	—
Total Liabilities	23,090,788	2,147,299	1,961,383	48,998	47,764
NET ASSETS	$171,966,844	$24,789,543	$27,917,030	$92,944,314	$2,612,073

NET ASSETS CONSIST OF:
Paid-in Capital	$182,657,096	$27,026,808	$31,299,707	$100,504,873	$2,383,855
Total Distributable Earnings/
(Accumulated Deficit)	(10,690,252)	(2,237,265)	(3,382,677)	(7,560,559)	228,218
Net Assets	$171,966,844	$24,789,543	$27,917,030	$92,944,314	$2,612,073
* Identified Cost:
Investments in Securities	$202,479,548	$29,566,444	$32,960,296	$341,378	$2,565,762
Foreign Currencies	—	—	121	—	—
^ Includes loaned securities with a value of	18,411,529	2,034,334	1,941,188	—	—

Net Asset Value (unlimited shares authorized):
Net Assets	$171,966,844	$24,789,543	$27,917,030	$92,944,314	$2,612,073
Shares Outstanding (No Par Value)	6,100,000	950,000	1,100,000	3,850,000	100,000
Net Asset Value, Offering and
Redemption Price per Share	$28.19	$26.09	$25.38	$24.14	$26.12

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF ASSETS & LIABILITIES
October 31, 2018 (Unaudited)

			Pacer
			Benchmark		Pacer
	Pacer	Pacer	Data &		CFRA-Stovall
	Benchmark	Benchmark	Infrastructure	Pacer	Equal Weight
	Retail Real	Industrial Real	Real Estate	US Export	Seasonal
	Estate ETF	Estate ETF	ETF	Leaders ETF	Rotation ETF
ASSETS
Investments in Securities, at Value*^	$2,680,611	$2,482,336	$4,840,051	$2,288,004	$2,524,239
Cash	—	—	22	—	—
Interest and Dividends Receivable	3,228	908	10,180	1,153	2,358
Receivable for Investment Securities Sold	—	—	13,624	—	3,719,255
Receivable for Fund Shares Sold	—	—	1,214,160	—	1,255,180
Total Assets	2,683,839	2,483,244	6,078,037	2,289,157	7,501,032

LIABILITIES
Payable for Investment Securities Purchased	—	—	1,219,566	—	3,742,027
Payable for Fund Shares Redeemed	—	—	—	—	1,253,100
Management Fees Payable	1,340	1,252	1,738	1,206	1,296
Total Liabilities	1,340	1,252	1,221,304	1,206	4,996,423
NET ASSETS	$2,682,499	$2,481,992	$4,856,733	$2,287,951	$2,504,609

NET ASSETS CONSIST OF:
Paid-in Capital	$2,461,340	$2,523,485	$4,971,745	$2,498,000	$2,503,080
Total Distributable Earnings/
(Accumulated Deficit)	221,159	(41,493)	(115,012)	(210,049)	1,529
Net Assets	$2,682,499	$2,481,992	$4,856,733	$2,287,951	$2,504,609
* Identified Cost:
Investments in Securities	$2,678,366	$2,562,566	$5,095,096	$2,494,125	$2,525,092

Net Asset Value (unlimited shares authorized):
Net Assets	$2,682,499	$2,481,992	$4,856,733	$2,287,951	$2,504,609
Shares Outstanding (No Par Value)	100,000	100,000	200,000	100,000	100,000
Net Asset Value, Offering and
Redemption Price per Share	$26.82	$24.82	$24.28	$22.88	$25.05

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2018 (Unaudited)

	Pacer	Pacer		Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer	Trendpilot®	Global
	US Large	US Mid	Trendpilot®	European	Cash Cows
	Cap ETF	Cap ETF	100 ETF	Index ETF	Dividend ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign withholding
tax of $18, $1,841, $0, $467,653, and
$189,139, respectively)	$11,147,478	$4,707,253	$1,415,930	$2,697,551	$4,037,877
Interest	18,926	387,489	2,761	434,661	3,599
Securities Lending Income	72,531	159,514	32,296	7,167	100,257
Total Investment Income	11,238,935	5,254,256	1,450,987	3,139,379	4,141,733

Expenses:
Management Fees	3,496,032	1,785,596	935,833	567,522	575,272
Total Expenses	3,496,032	1,785,596	935,833	567,522	575,272
Net Investment Income	7,742,903	3,468,660	515,154	2,571,857	3,566,461

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(100,484,152)	(43,699,433)	(10,280,595)	(30,030,830)	(2,559,825)
In-Kind Redemptions	201,588,315	63,665,254	15,178,162	2,953	4,696,548
Foreign Currencies	—	—	—	(1,490,317)	(86,585)
Total	101,104,163	19,965,821	4,897,567	(31,518,194)	2,050,138
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	(101,117,977)	(25,657,540)	3,263,874	2,446,127	(11,376,485)
Foreign Currencies	—	—	—	(7,203)	(1,531)
Total	(101,117,977)	(25,657,540)	3,263,874	2,438,924	(11,378,016)
Net Realized and Unrealized
Gain on Investments	(13,814)	(5,691,719)	8,161,441	(29,079,270)	(9,327,878)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,729,089	$(2,223,059)	$8,676,595	$(26,507,413)	$(5,761,417)

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2018 (Unaudited)

			Pacer
		Pacer	Developed
	Pacer	US Small	Markets		Pacer
	US	Cap Cash	International	Pacer	Military Times
	Cash Cows	Cows	Cash Cows	WealthShield	Best Employers
	100 ETF	100 ETF	100 ETF	ETF	ETF
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign withholding
tax of $0, $44,462, $0, respectively)	$1,071,356	$149,668	$471,427	$339,193	$23,597
Interest	1,242	234	463	371,385	39
Securities Lending Income	12,307	10,813	12,474	—	—
Total Investment Income	1,084,905	160,715	484,364	710,578	23,636

Expenses:
Management Fees	230,135	51,185	92,725	248,581	7,306
Total Expenses	230,135	51,185	92,725	248,581	7,306
Net Investment Income	854,770	109,530	391,639	461,997	16,330

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(1,502,852)	(640,119)	(731,449)	(10,071,987)	(8,065)
In-Kind Redemptions	3,104,865	1,211,035	541,943	5,092,366	189,567
Foreign Currencies	—	—	(8,046)	—	—
Total	1,602,013	570,916	(197,552)	(4,979,621)	181,502
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	(12,250,715)	(2,714,381)	(3,564,142)	23,821	1,452
Foreign Currencies	—	—	1,048	—	—
Total	(12,250,715)	(2,714,381)	(3,563,094)	23,821	1,452
Net Realized and Unrealized
Gain on Investments	(10,648,702)	(2,143,465)	(3,760,646)	(4,955,800)	182,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,793,932)	$(2,033,935)	$(3,369,007)	$(4,493,803)	$199,284

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2018 (Unaudited)

			Pacer
			Benchmark		Pacer
	Pacer	Pacer	Data &		CFRA-Stovall
	Benchmark	Benchmark	Infrastructure	Pacer	Equal Weight
	Retail Real	Industrial Real	Real Estate	US Export	Seasonal
	Estate ETF(a)	Estate ETF(b)	ETF(a)	Leaders ETF(c)	Rotation ETF(c)
INVESTMENT INCOME
Income:
Dividends (net of fees and foreign withholding
tax of $0, $0 and $0, respectively)	$63,185	$47,004	$53,846	$6,685	$11,907
Interest	117	50	50	22	42
Total Investment Income	63,302	47,054	53,896	6,707	11,949

Expenses:
Management Fees	7,481	7,030	7,671	4,021	4,183
Total Expenses	7,481	7,030	7,671	4,021	4,183
Net Investment Income	55,821	40,024	46,225	2,686	7,766

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	(11,226)	(9,427)	(6,434)	(4,389)	(110,364)
In-Kind Redemptions	216,804	35,551	131,474	—	109,826
Total	205,578	26,124	125,040	(4,389)	(538)
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments Securities	2,245	(80,230)	(255,045)	(206,121)	(852)
Total	2,245	(80,230)	(255,045)	(206,121)	(852)
Net Realized and Unrealized
Gain (Loss) on Investments	207,823	(54,106)	(130,005)	(210,510)	(1,390)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$263,644	$(14,082)	$(83,780)	$(207,824)	$6,376

(a)	Fund commenced operations on May 15, 2018. The information presented is from May 15, 2018 to October 31, 2018.
(b)	Fund commenced operations on May 14, 2018. The information presented is from May 14, 2018 to October 31, 2018.
(c)	Fund commenced operations on July 23, 2018. The information presented is from July 23, 2018 to October 31, 2018.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Trendpilot®		Pacer Trendpilot®
	US Large Cap ETF		US Mid Cap ETF
	For the		For the
	Period Ended	For the	Period Ended	For the
	October 31,	Year Ended	October 31,	Year Ended
	2018	April 30,	2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS
Net Investment Income	$7,742,903	$8,578,628	$3,468,660	$3,464,938
Net Realized Gain on Investments	101,104,163	9,083,487	19,965,821	33,031,547
Change in Unrealized Appreciation of Investments	(101,117,977)	45,094,752	(25,657,540)	(2,103,852)
Net Increase in Net Assets Resulting from Operations	7,729,089	62,756,867	(2,223,059)	34,392,633

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(a)	—	(7,017,355)	—	(2,882,696)
Total Distributions to Shareholders	—	(7,017,355)	—	(2,882,696)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	637,384,525	433,608,925	362,547,990	278,026,940
Payments for Shares Redeemed	(246,268,800)	(23,553,530)	(223,470,590)	(93,376,700)
Net Increase in Net Assets Derived
from Capital Share Transactions(b)	391,115,725	410,055,395	139,077,400	184,650,240
Net Increase in Net Assets	$398,844,814	$465,794,907	$136,854,341	$216,160,177

NET ASSETS
Beginning of Period	$921,974,907	$456,180,000	$497,590,261	$281,430,084
End of Period	$1,320,819,721	$921,974,907 (c)	$634,444,602	$497,590,261 (c)

(a)	These amounts are comprised of only net investment income.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	21,650,000	15,400,000	11,350,000	9,250,000
Redemptions	(8,500,000)	(850,000)	(7,100,000)	(3,100,000)
Net Increase	13,150,000	14,550,000	4,250,000	6,150,000

(c)	Includes undistributed accumulated net investment income of $3,159,758 and $1,152,697, respectively.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

			Pacer Trendpilot®
	Pacer Trendpilot® 100 ETF		European Index ETF
	For the		For the
	Period Ended	For the	Period Ended	For the
	October 31,	Year Ended	October 31,	Year Ended
	2018	April 30,	2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS
Net Investment Income	$515,154	$493,443	$2,571,857	$1,341,548
Net Realized Gain (Loss) on Investments	4,897,567	(156,453)	(31,518,194)	4,836,398
Change in Unrealized Appreciation of Investments	3,263,874	17,873,120	2,438,924	(6,253,723)
Net Increase in Net Assets Resulting from Operations	8,676,595	18,210,110	(26,507,413)	(75,777)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(a)	—	(466,293)	—	(538,237)
Total Distributions to Shareholders	—	(466,293)	—	(538,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	134,129,390	120,466,075	34,541,700	174,437,090
Payments for Shares Redeemed	(30,076,575)	—	(7,632,915)	(46,201,745)
Transaction Fees (See Note 1)	—	—	67	—
Net Increase (Decrease) in Net Assets Derived
from Capital Share Transactions(b)	104,052,815	120,466,075	26,908,852	128,235,345
Net Increase in Net Assets	$112,729,410	$138,209,892	$401,439	$127,621,331

NET ASSETS
Beginning of Period	$211,906,368	$73,696,476	$158,702,795	$31,081,464
End of Period	$324,635,778	$211,906,368 (c)	$159,104,234	$158,702,795 (c)

(a)	These amounts are comprised of only net investment income.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,950,000	4,000,000	1,200,000	5,750,000
Redemptions	(900,000)	—	(300,000)	(1,550,000)
Net Increase (Decrease)	3,050,000	4,000,000	900,000	4,200,000

(c)	Includes undistributed accumulated net investment income of $99,202 and $827,950, respectively.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Global Cash
	Cows Dividend ETF		Pacer US Cash Cows 100 ETF
	For the		For the
	Period Ended	For the	Period Ended	For the
	October 31,	Year Ended	October 31,	Year Ended
	2018	April 30,	2018	April 30,
	(Unaudited)	2018	(Unaudited)	2018
OPERATIONS
Net Investment Income	$3,566,461	$4,087,911	$854,770	$349,496
Net Realized Gain on Investments	2,050,138	6,709,257	1,602,013	1,042,948
Change in Unrealized Appreciation of Investments	(11,378,016)	(1,913,304)	(12,250,715)	328,507
Net Increase in Net Assets Resulting from Operations	(5,761,417)	8,883,864	(9,793,932)	1,720,951

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(a)	(3,879,656)	(3,669,616)	(696,950)	(319,520)
Total Distributions to Shareholders	(3,879,656)	(3,669,616)	(696,950)	(319,520)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	49,804,635	157,190,990	172,181,740	29,991,055
Payments for Shares Redeemed	(24,957,850)	(58,760,010)	(18,705,315)	(14,169,800)
Transaction Fees (Note 1)	353	5,956	17	—
Net Increase in Net Assets Derived
from Capital Share Transactions(b)	24,847,138	98,436,936	153,476,442	15,821,255
Net Increase in Net Assets	$15,206,065	$103,651,184	$142,985,560	$17,222,686

NET ASSETS
Beginning of Period	$173,710,126	$70,058,942	$28,981,284	$11,758,598
End of Period	$188,916,191	$173,710,126 (c)	$171,966,844	$28,981,284 (c)

(a)	These amounts are comprised of only net investment income.
(b)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	1,600,000	5,150,000	5,700,000	1,050,000
Redemptions	(800,000)	(1,950,000)	(600,000)	(500,000)
Net Increase	800,000	3,200,000	5,100,000	550,000

(c)	Includes undistributed accumulated net investment income of $672,131 and $38,618, respectively.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer US Small Cap		Pacer Developed Markets
	Cash Cows 100 ETF		International Cash Cows 100 ETF
	For the		For the
	Period Ended	For the	Period Ended	For the
	October 31,	Period Ended	October 31,	Period Ended
	2018	April 30,	2018	April 30,
	(Unaudited)	2018(a)	(Unaudited)	2018(a)
OPERATIONS
Net Investment Income	$109,530	$36,151	$391,639	$131,487
Net Realized Gain on Investments	570,916	175,820	(197,552)	53,481
Change in Unrealized Appreciation (Depreciation) of Investments	(2,714,381)	82,238	(3,563,094)	360,524
Net Increase in Net Assets Resulting from Operations	(2,033,935)	294,209	(3,369,007)	545,492

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(b)	(90,512)	(34,114)	(374,484)	(70,528)
Total Distributions to Shareholders	(90,512)	(34,114)	(374,484)	(70,528)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	27,554,925	8,898,460	15,678,420	21,155,825
Payments for Shares Redeemed	(5,874,080)	(3,925,410)	(4,254,830)	(1,402,765)
Transaction Fees (Note 1)	—	—	2,285	6,622
Net Increase in Net Assets Derived
from Capital Share Transactions(c)	21,680,845	4,973,050	11,425,875	19,759,682
Net Increase in Net Assets	$19,556,398	$5,233,145	$7,682,384	$20,234,646

NET ASSETS
Beginning of Period	$5,233,145	$—	$20,234,646	$—
End of Period	$24,789,543	$5,233,145 (d)	$27,917,030	$20,234,646 (d)

(a)	Fund commenced operations on June 16, 2017. The information presented is from June 16, 2017 to April 30, 2018.
(b)	These amounts are comprised of only net investment income.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	950,000	350,000	550,000	750,000
Redemptions	(200,000)	(150,000)	(150,000)	(50,000)
Net Increase	750,000	200,000	400,000	700,000

(d)	Includes undistributed accumulated net investment income of $2,037 and $60,172, respectively.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

			Pacer Military Times
	Pacer WealthShield ETF		Best Employers ETF
	For the		For the
	Period Ended	For the	Period Ended	For the
	October 31,	Period Ended	October 31,	Period Ended
	2018	April 30,	2018	April 30,
	(Unaudited)	2018(a)	(Unaudited)	2018(b)
OPERATIONS
Net Investment Income	$461,997	$172,593	$16,330	$342
Net Realized Loss on Investments	(4,979,621)	(1,219,932)	181,502	—
Change in Unrealized Depreciation of Investments	23,821	(23,821)	1,452	44,093
Net Increase in Net Assets Resulting from Operations	(4,493,803)	(1,071,160)	199,284	44,435

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions(c)	(518,597)	(112,441)	(15,501)	—
Total Distributions to Shareholders	(518,597)	(112,441)	(15,501)	—

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	86,646,160	83,838,565	1,289,730	2,489,000
Payments for Shares Redeemed	(51,228,370)	(20,116,040)	(1,394,875)	—
Net Increase in Net Assets Derived
from Capital Share Transactions(d)	35,417,790	63,722,525	(105,145)	2,489,000
Net Increase in Net Assets	$30,405,390	$62,538,924	$78,638	$2,533,435

NET ASSETS
Beginning of Period	$62,538,924	$—	$2,533,435	$—
End of Period	$92,944,314	$62,538,924 (e)	$2,612,073	$2,533,435	(e)
(a)	Fund commenced operations on December 11, 2017. The information presented is from December 11, 2017 to April 30, 2018.
(b)	Fund commenced operations on April 9, 2018. The information presented is from April 9, 2018 to April 30, 2018.
(c)	These amounts are comprised of only net investment income.
(d)	Summary of capital share transactions is as follows:

	Shares	Shares	Shares	Shares
Subscriptions	3,300,000	3,300,000	50,000	100,000
Redemptions	(1,950,000)	(800,000)	(50,000)	—
Net Increase	1,350,000	2,500,000	—	100,000

(e)	Includes undistributed accumulated net investment income of $60,273 and $342, respectively.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark	Pacer Benchmark
	Retail Real Estate ETF	Industrial Real Estate ETF
	For the	For the
	Period Ended	Period Ended
	October 31,	October 31,
	2018(a)	2018(b)
	(Unaudited)	(Unaudited)
OPERATIONS
Net Investment Income	$55,821	$40,024
Net Realized Loss on Investments	205,578	26,124
Change in Unrealized Appreciation of Investments	2,245	(80,230)
Net Increase in Net Assets Resulting from Operations	263,644	(14,082)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(42,485)	(27,411)
Total Distributions to Shareholders	(42,485)	(27,411)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	5,126,240	7,494,230
Payments for Shares Redeemed	(2,664,900)	(4,970,745)
Net Increase in Net Assets Derived from Capital Share Transactions(c)	2,461,340	2,523,485
Net Increase in Net Assets	$2,682,499	$2,481,992

NET ASSETS
Beginning of Period	$—	$—
End of Period	$2,682,499	$2,481,992

(a)	Fund commenced operations on May 15, 2018. The information presented is from May 15, 2018 to October 31, 2018.
(b)	Fund commenced operations on May 14, 2018. The information presented is from May 14, 2018 to October 31, 2018.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	200,000	300,000
Redemptions	(100,000)	(200,000)
Net Increase	100,000	100,000

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Pacer Benchmark
	Data & Infrastructure	Pacer US Export
	Real Estate ETF	Leaders ETF
	For the	For the
	Period Ended	Period Ended
	October 31,	October 31,
	2018(a)	2018(b)
	(Unaudited)	(Unaudited)
OPERATIONS
Net Investment Income	$46,225	$2,686
Net Realized Loss on Investments	125,040	(4,389)
Change in Unrealized Appreciation of Investments	(255,045)	(206,121)
Net Increase in Net Assets Resulting from Operations	(83,780)	(207,824)

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(31,232)	(2,225)
Total Distributions to Shareholders	(31,232)	(2,225)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	7,548,885	2,498,000
Payments for Shares Redeemed	(2,577,140)	—
Net Increase in Net Assets Derived from Capital Share Transactions(c)	4,971,745	2,498,000
Net Increase in Net Assets	$4,856,733	$2,287,951

NET ASSETS
Beginning of Period	$—	$—
End of Period	$4,856,733	$2,287,951

(a)	Fund commenced operations on May 15, 2018. The information presented is from May 15, 2018 to October 31, 2018.
(b)	Fund commenced operations on July 23, 2018. The information presented is from July 23, 2018 to October 31, 2018.
(c)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	300,000	100,000
Redemptions	(100,000)	—
Net Increase	200,000	100,000

The accompanying notes are an integral part of these financial statements.

Pacer Funds

STATEMENTS OF CHANGES IN NET ASSETS

Pacer CFRA-Stovall Equal
Weight Seasonal Rotation ETF
For the
Period Ended
October 31,
2018(a)
(Unaudited)
OPERATIONS
Net Investment Income	$7,766
Net Realized Loss on Investments	(538)
Change in Unrealized Appreciation of Investments	(852)
Net Increase in Net Assets Resulting from Operations	6,376

DISTRIBUTIONS TO SHAREHOLDERS
Dividends and Distributions	(4,847)
Total Distributions to Shareholders	(4,847)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,756,180
Payments for Shares Redeemed	(1,253,100)
Net Increase in Net Assets Derived from Capital Share Transactions(b)	2,503,080
Net Increase in Net Assets	$2,504,609

NET ASSETS
Beginning of Period	$—
End of Period	$2,504,609

(a)	Fund commenced operations on July 23, 2018. The information presented is from July 23, 2018 to October 31, 2018.
(b)	Summary of capital share transactions is as follows:

Shares
Subscriptions	150,000
Redemptions	(50,000)
Net Increase	100,000

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Large Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the	For the
	October 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$28.41		$25.48	$21.88	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.20		0.37	0.34	0.13
Net Realized and Unrealized Gain (Loss) on Investments	0.36	(6)	2.83	3.52	(3.15)
Total from Investment Operations	0.56		3.21	3.86	(3.02)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.28)	(0.26)	(0.10)
Total Distributions	—		(0.28)	(0.26)	(0.10)
Net Asset Value, End of Period	$28.97		$28.41	$25.48	$21.88
Total Return	1.95	%(3)	12.56%	17.72%	-12.10	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$1,320,820		$921,975	$456,180	$365,448

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net Investment Income to Average Net Assets	1.33	%(4)	1.32%	1.44%	0.62	%(4)
Portfolio Turnover Rate(5)	2	%(3)	12%	7%	317	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® US Mid Cap ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the	For the
	October 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$30.72		$28.00	$23.78	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)(2)	0.19		0.27	0.27	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(6)	2.66	4.13	(1.16)
Total from Investment Operations	0.30		2.93	4.40	(1.20)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.21)	(0.18)	—
Distributions from Return of Capital	—		—	—	(0.02)
Total Distributions	—		(0.21)	(0.18)	(0.02)
Net Asset Value, End of Period	$31.02		$30.72	$28.00	$23.78
Total Return	1.01	%(3)	10.42%	18.54%	-4.82	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$634,445		$497,590	$281,430	$149,808

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net Investment Income to Average Net Assets	1.17	%(4)	0.91%	1.02%	-0.17	%(4)
Portfolio Turnover Rate(5)	11	%(3)	66%	27%	379	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the	For the
	October 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$31.17		$26.32	$21.44	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.06		0.11	0.11	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.74		4.83	4.84	(3.55)
Total from Investment Operations	1.80		4.94	4.95	(3.51)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.10)	(0.07)	(0.05)
Total Distributions	—		(0.10)	(0.07)	(0.05)
Net Asset Value, End of Period	$32.97		$31.17	$26.32	$21.44
Total Return	5.77	%(3)	18.78%	23.11%	-14.04	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$324,636		$211,906	$73,696	$69,689

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)	0.65%	0.65%	0.65	%(4)
Net Investment Income to Average Net Assets	0.36	%(4)	0.38%	0.46%	0.18	%(4)
Portfolio Turnover Rate(5)	3	%(3)	3%	125%	295	%(3)

(1)	Commencement of operations on June 11, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Trendpilot® European Index ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the		For the
	October 31, 2018		Year Ended	Year Ended		Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017		April 30, 2016(1)
Net Asset Value, Beginning of Period	$29.66		$27.03	$24.97		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Gain (Loss)(2)	0.41		0.51	0.18		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(4.61)		2.31	1.88	(3)	0.01
Total from Investment Operations	(4.20)		2.82	2.06		(0.03)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	—		(0.19)	—		—
Distributions from net realized gain	—		—	—		—
Total Distributions	—		(0.19)	—		—
Net Asset Value, End of Period	$25.46		$29.66	$27.03		$24.97
Total Return	-14.18	%(4)	10.43%	8.25	%(5)	-0.13	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$159,104		$158,703	$31,081		$22,470

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(6)	0.65%	0.65%		0.65	%(6)
Net Investment Income (Loss) to Average Net Assets	2.95	%(6)	1.69%	0.77%		-0.39	%(6)
Portfolio Turnover Rate(7)	59	%(4)	228%	143%		0	%(4)

(1)	Commencement of operations on December 14, 2015.
(2)	Calculated based on average shares outstanding during the period.
(3)	Includes $0.41 gain derived from contribution from a settlement. See Note 5.
(4)	Not annualized.
(5)	Before the contribution from a settlement, the total return for the year would have been 6.60%. See Note 8.
(6)	Annualized.
(7)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Global Cash Cows Dividend ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the	For the
	October 31, 2018		Year Ended	Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017	April 30, 2016(1)
Net Asset Value, Beginning of Period	$30.75		$28.60	$27.16	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.58		1.07	0.88	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.42)		2.01	1.26	1.93
Total from Investment Operations	(0.84)		3.08	2.14	2.16

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.62)		(0.93)	(0.70)	—
Total Distributions	(0.62)		(0.93)	(0.70)	—
Net Asset Value, End of Period	$29.29		$30.75	$28.60	$27.16
Total Return	-2.81	%(3)	10.86%	8.03%	8.64	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$188,916		$173,710	$70,059	$5,432

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60%	0.60%	0.60	%(4)
Net Investment Income to Average Net Assets	3.72	%(4)	3.50%	3.19%	4.63	%(4)
Portfolio Turnover Rate(5)	35	%(3)	76%	44%	0	%(3)

(1)	Commencement of operations on February 22, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the	For the
	October 31, 2018		Year Ended	Period Ended
	(Unaudited)		April 30, 2018	April 30, 2017(1)
Net Asset Value, Beginning of Period	$28.98		$26.13	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.28		0.61	0.13
Net Realized and Unrealized Gain on Investments	(0.87	)(6)	2.84	1.09
Total from Investment Operations	(0.59)		3.45	1.22

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.20)		(0.60)	(0.09)
Total Distributions	(0.20)		(0.60)	(0.09)
Net Asset Value, End of Period	$28.19		$28.98	$26.13
Total Return	-2.09	%(3)	13.35%	4.87	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$171,967		$28,981	$11,759

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.49	%(4)	0.49%	0.49	%(4)
Net Investment Income to Average Net Assets	1.82	%(4)	2.16%	1.37	%(4)
Portfolio Turnover Rate(5)	60	%(3)	101%	36	%(3)

(1)	Commencement of operations on December 16, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Pacer US Small Cap Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the
	October 31, 2018		Period Ended
	(Unaudited)		April 30, 2018(1)
Net Asset Value, Beginning of Period	$26.17		$24.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.83		0.28
Net Realized and Unrealized Gain on Investments	(0.78	)(6)	1.38
Total from Investment Operations	0.05		1.66

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.13)		(0.27)
Total Distributions	(0.13)		(0.27)
Net Asset Value, End of Period	$26.09		$26.17
Total Return	0.19	%(3)	6.69	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$24,790		$5,233

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.59	%(4)	0.59	%(4)
Net Investment Income to Average Net Assets	1.26	%(4)	1.25	%(4)
Portfolio Turnover Rate(5)	60	%(3)	97	%(3)

(1)	Commencement of operations on June 16, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6
)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Pacer Developed Markets International Cash Cows 100 ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the
	October 31, 2018		Period Ended
	(Unaudited)		April 30, 2018(1)
Net Asset Value, Beginning of Period	$28.91		$25.09

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.38		0.60
Net Realized and Unrealized Gain on Investments	(3.56)		3.53
Total from Investment Operations	(3.18)		4.13

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.35)		(0.31)
Total Distributions	(0.35)		(0.31)
Net Asset Value, End of Period	$25.38		$28.91
Total Return	-11.10	%(3)	16.48	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$27,917		$20,235

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.65	%(4)	0.65	%(4)
Net Investment Income to Average Net Assets	2.75	%(4)	2.42	%(4)
Portfolio Turnover Rate(5)	41	%(3)	25	%(3)

(1)	Commencement of operations on June 16, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer WealthShield ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the
	October 31, 2018		Period Ended
	(Unaudited)		April 30, 2018(1)
Net Asset Value, Beginning of Period	$25.02		$25.02

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.15		0.10
Net Realized and Unrealized Loss on Investments	(0.87	)(6)	(0.05)
Total from Investment Operations	(0.72)		0.05

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.16)		(0.05)
Total Distributions	(0.16)		(0.05)
Net Asset Value, End of Period	$24.14		$25.02
Total Return	-2.93	%(3)	0.23	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$92,944		$62,539

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)	0.60	%(4)
Net Investment Income to Average Net Assets	1.12	%(4)	1.04	%(4)
Portfolio Turnover Rate(5)	205	%(3)	131	%(3)

(1)	Commencement of operations on December 11, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.
(6)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the period and may reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Pacer Military Times Best Employers ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended		For the
	October 31, 2018		Period Ended
	(Unaudited)		April 30, 2018(1)
Net Asset Value, Beginning of Period	$25.33		$24.89

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.18	(3)	—	(3)
Net Realized and Unrealized Gain on Investments	0.85		0.44
Total from Investment Operations	1.03		0.44

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.24)		—
Total Distributions	(0.24)		—
Net Asset Value, End of Period	$26.12		$25.33
Total Return	4.02	%(4)	1.79	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,612		$2,533

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(5)	0.60	%(5)
Net Investment Income to Average Net Assets	1.34	%(5)	0.25	%(5)
Portfolio Turnover Rate(6)	0	%(4)	0	%(4)

(1)	Commencement of operations on April 9, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Retail Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2018(1)
Net Asset Value, Beginning of Period	$24.30

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.56
Net Realized and Unrealized Gain on Investments	2.39
Total from Investment Operations	2.95

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.43)
Total Distributions	(0.43)
Net Asset Value, End of Period	$26.82
Total Return	12.13	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,682

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(5)
Net Investment Income to Average Net Assets	0.00	%(3)(5)
Portfolio Turnover Rate(6)	35	%(4)

(1)	Commencement of operations on May 15, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than 0.5%.
(4)	Not annualized.
(5)	Annualized.
(6)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Industrial Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2018(1)
Net Asset Value, Beginning of Period	$24.83

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.40
Net Realized and Unrealized Gain on Investments	(0.14)
Total from Investment Operations	0.26

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.27)
Total Distributions	(0.27)
Net Asset Value, End of Period	$24.82
Total Return	1.05	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,482

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(5)
Net Investment Income to Average Net Assets	0.00	%(5)
Portfolio Turnover Rate(6)	16	%(4)

(1)	Commencement of operations on May 14, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than 0.5%.
(4)	Not annualized.
(5)	Annualized.
(6)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2018(1)
Net Asset Value, Beginning of Period	$24.67

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.43
Net Realized and Unrealized Gain on Investments	(0.51)
Total from Investment Operations	(0.08)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.31)
Total Distributions	(0.31)
Net Asset Value, End of Period	$24.28
Total Return	-0.38	%(4)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$4,857

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(5)
Net Investment Income to Average Net Assets	0.00	%(3)(5)
Portfolio Turnover Rate(6)	9	%(4)

(1)	Commencement of operations on May 15, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Less than 0.5%.
(4)	Not annualized.
(5)	Annualized.
(6)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer US Export Leaders ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2018(1)
Net Asset Value, Beginning of Period	$24.98

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.03
Net Realized and Unrealized Gain on Investments	(2.11)
Total from Investment Operations	(2.08)

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.02)
Total Distributions	(0.02)
Net Asset Value, End of Period	$22.88
Total Return	-8.33	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,288

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	0.40	%(4)
Portfolio Turnover Rate(6)	18	%(3)

(1)	Commencement of operations on July 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	For the
	Period Ended
	October 31, 2018(1)
Net Asset Value, Beginning of Period	$25.01

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(2)	0.08
Net Realized and Unrealized Gain on Investments	0.01
Total from Investment Operations	0.09

LESS DISTRIBUTIONS:
Distributions from Net Investment Income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$25.05
Total Return	0.39	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$2,505

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.60	%(4)
Net Investment Income to Average Net Assets	1.11	%(4)
Portfolio Turnover Rate(6)	0	%(3)

(1)	Commencement of operations on July 23, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excluded impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, Pacer Trendpilot® European Index ETF, Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, Pacer Military Times Best Employers ETF, Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM, Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF (individually the “Fund” or collectively the “Funds”) are series of Pacer Funds Trust (the “Trust”), a Delaware statutory trust organized on August 12, 2014. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the total return performance, before fees and expenses, of the Pacer Trendpilot® US Large Cap Index, the Pacer Trendpilot® US Mid-Cap Index, the Pacer NASDAQ-100 Trendpilot® Index, the Pacer Trendpilot® European Index, the Pacer Global Cash Cows High Dividends 100 Index, the Pacer US Cash Cows 100 Index, the Pacer US Small Cap Cash Cows Index, the Pacer Developed Markets International Cash Cows 100 Index, the Pacer WealthShield Index, the Military Times Best for VETSSM Index, the Benchmark Industrial Real Estate SCTRSM Index, the Benchmark Retail Real Estate SCTRSM Index, the Benchmark Data & Infrastructure Real Estate SCTRSM Index, the Pacer US Export Leaders ETF and the Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index. Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, and Pacer Trendpilot® 100 ETF commenced operations on June 11, 2015. Pacer Trendpilot® European Index ETF commenced operations on December 14, 2015. Pacer Global Cash Cows Dividend ETF commenced operations on February 22, 2016. Pacer US Cash Cows 100 ETF commenced operations on December 16, 2016. Pacer US Small Cap Cash Cows 100 ETF and Pacer Developed Markets International Cash Cows 100 ETF commenced operations on June 16, 2017. Pacer WealthShield ETF commenced operations on December 11, 2017. Pacer Military Times Best Employers ETF commenced operations on April 9, 2018. Pacer Benchmark Industrial Real Estate SCTRSM ETF commenced operations on May 14, 2018. Pacer Benchmark Retail Real Estate SCTRSM ETF and Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF commenced operations on May 15, 2018.  Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF commenced operations on July 23, 2018. Each of the Funds are non-diversified series of the Trust.

Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”) with the exceptions of Pacer Military Times Best Employers ETF, which is listed and traded on the Nasdaq Stock Market LLC. (“Nasdaq”) and Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM, Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF, which are listed and traded on the NYSE Arca, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 50,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Pacer Financial, Inc. (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of Shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Pacer Trendpilot® US Large Cap ETF charges $500, Pacer Trendpilot® US Mid Cap ETF charges $500, Pacer Trendpilot® 100 ETF charges $250, Pacer Trendpilot® European Index ETF charges $2,000, Pacer Global Cash Cows Dividend ETF charges $1,500, Pacer US Cash Cows 100 ETF charges $250, Pacer US Small Cap Cash Cows 100 ETF charges $250, Pacer Developed Markets International Cash Cows 100 ETF charges $1,500, Pacer WealthShield ETF charges $250, Pacer Military Times Best Employers ETF charges $250, Pacer Benchmark Industrial Real Estate SCTRSM ETF charges $250, Pacer Benchmark Retail Real Estate SCTRSM ETF charges $250, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM charges, Pacer US Export Leaders ETF charges, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF charges $500 for the standard fixed creation fee. For the Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® US Mid Cap ETF, Pacer Trendpilot® 100 ETF, and the Pacer Trendpilot® European Index ETF, the standard fixed creation transaction fee is $200 when the Deposit Securities include only U.S. Treasury bills. In addition, a variable fee may be charged on all cash

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statement of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

A.
Investment Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with the procedures adopted by the Board of Trustees (the “Board”). The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:

Pacer Trendpilot® US Large Cap ETF
				Investments
				Measured at
Description	Level 1	Level 2	Level 3	Net Asset Value	Total
Short-Term Investments	$—	$1,643,709	$—	$—	$1,643,709
Investments Purchased with
Proceeds from Securities Lending	—	—	—	26,157,581	26,157,581
Total Investments in Securities	$—	$1,643,709	$—	$26,157,581	$27,801,290

Pacer Trendpilot® US Mid Cap ETF
				Investments
				Measured at
Description	Level 1	Level 2	Level 3	Net Asset Value	Total
Short-Term Investments	$—	$632,963,782	$—	$—	$632,963,782
Investments Purchased with
Proceeds from Securities Lending	—	—	—	190,038,750	190,038,750
Total Investments in Securities	$—	$632,963,782	$—	$190,038,750	$823,002,532

Pacer Trendpilot® 100 ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$162,167,469	$—	$—	$—	$162,167,469
Short-Term Investments	—	460,940	—	—	460,940
Investments Purchased with
Proceeds from Securities Lending	—	—	—	18,804,517	18,804,517
Total Investments in Securities	$162,167,469	$460,940	$—	$18,804,517	$181,432,926

^ See Schedule of Investments for industry breakouts.

Pacer Trendpilot® European Index ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$—	$—	$6,845	$—	$6,845
Short-Term Investments	—	158,865,247	—	—	158,865,247
Investments Purchased with
Proceeds from Securities Lending	—	—	—	47,763,750	47,763,750
Total Investments in Securities	$—	$158,865,247	$6,845	$47,763,750	$206,635,842

^ See Schedule of Investments for industry breakouts.

Pacer Global Cash Cows Dividend ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$178,806,683	$—	$—	$—	$178,806,683
Real Estate Investment Trusts	9,372,612	—	—	—	9,372,612
Short-Term Investments	—	145,313	—	—	145,313
Investments Purchased with
Proceeds from Securities Lending	—	—	—	38,789,497	38,789,497
Total	$188,179,295	$145,313	$—	$38,789,497	$227,114,105

^ See Schedule of Investments for country breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

Pacer US Cash Cows 100 ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$165,407,693	$—	$—	$—	$165,407,693
Real Estate Investment Trusts	6,213,311	—	—	—	6,213,311
Short-Term Investments	—	266,284	—	—	266,284
Investments Purchased with
Proceeds from Securities Lending	—	—	—	18,809,270	18,809,270
Total Investments in Securities	$171,621,004	$266,284	$—	$18,809,270	$190,696,558

^ See Schedule of Investments for industry breakouts.

Pacer US Small Cap Cash Cows 100 ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$23,711,881	$—	$—	$—	$23,711,881
Real Estate Investment Trusts	1,066,778	—	—	—	1,066,778
Short-Term Investments	—	19,526	—	—	19,526
Investments Purchased with
Proceeds from Securities Lending	—	—	—	2,135,082	2,135,082
Total	$24,778,659	$19,526	$—	$2,135,082	$26,933,267

^ See Schedule of Investments for industry breakouts.

Pacer Developed Markets International Cash Cows 100 ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$27,790,778	$—	$—	$—	$27,790,778
Short-Term Investments	—	23,065	—	—	23,065
Investments Purchased with
Proceeds from Securities Lending	—	—	—	1,945,516	1,945,516
Total Investments in Securities	$27,790,778	$23,065	$—	$1,945,516	$29,759,359

^ See Schedule of Investments for country breakouts.

Pacer WealthShield ETF
				Investments
				Measured at
Description	Level 1	Level 2	Level 3	Net Asset Value	Total
Short-Term Investments	$—	$341,378	$—	$—	$341,378
Total Investments in Securities	$—	$341,378	$—	$—	$341,378

Pacer Military Times Best Employers ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$2,610,358	$—	$—	$—	$2,610,358
Short-Term Investments	—	949	—	—	949
Total Investments in Securities	$2,610,358	$949	$—	$—	$2,611,307

^ See Schedule of Investments for industry breakouts.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

Pacer Benchmark Retail Real Estate SCTRSM ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Real Estate Investment Trusts	$2,651,950	$—	$—	$—	$2,651,950
Short-Term Investments	—	28,661	—	—	28,661
Total Investments in Securities	$2,651,950	$28,661	$—	$—	$2,680,611

^ See Schedule of Investments for industry breakouts.

Pacer Benchmark Industrial Real Estate SCTRSM ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Real Estate Investment Trusts	$2,478,971	$—	$—	$—	$2,478,971
Short-Term Investments	—	3,365	—	—	3,365
Total Investments in Securities	$2,478,971	$3,365	$—	$—	$2,482,336

^ See Schedule of Investments for industry breakouts.

Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$341,204	$—	$—	$—	$341,204
Real Estate Investment Trusts	4,487,848	—	—	—	4,487,848
Short-Term Investments	—	10,999	—	—	10,999
Total Investments in Securities	$4,829,052	$10,999	$—	$—	$4,840,051

^ See Schedule of Investments for industry breakouts.

Pacer US Export Leaders ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$2,265,557	$—	$—	$—	$2,265,557
Real Estate Investment Trusts	20,113	—	—	—	20,113
Short-Term Investments	—	2,334	—	—	2,334
Total Investments in Securities	$2,285,670	$2,334	$—	$—	$2,288,004

^ See Schedule of Investments for industry breakouts.

Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
				Investments
				Measured at
Description^	Level 1	Level 2	Level 3	Net Asset Value	Total
Common Stocks	$2,498,108	$—	$—	$—	$2,498,108
Short-Term Investments	—	26,131	—	—	26,131
Total Investments in Securities	$2,498,108	$26,131	$—	$—	$2,524,239

^ See Schedule of Investments for industry breakouts.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Net Change in
Unrealized
			Change in Net						Appreciation
	Balance		Unrealized			Transfers	Transfers	Balance	(Depreciation) on
Pacer Trendpilot	as of	Net Realized	Appreciation			Into	Out of	as of	securities held at
European Index ETF	4/30/2018	Gain (Loss)	(Depreciation)	Purchases	Sales	Level 3	Level 3	10/31/2018	10/31/2018
Common Stocks	$ —	$ —	$ —	$ —	$ —	$6,845	$ —	$6,845	$(17,523)

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Pacer Trendpilot	Fair Value as	Valuation	Unobservable	Input
European Index ETF	of 10/31/2018	Techniques	Input	Values	Impact to valuation from an increase to input
Significant changes in the information surrounding
		Last Trade			the company would result in direct and proportional
Common Stocks	$ 6,845	Price	Stale Data	4.80 EUR	changes in the fair value of the security.

Transfers between levels are recognized at the end of the reporting period. During the period ended October 31, 2018, the Funds’ recognized no transfers to or from Level 3, except Pacer Trendpilot European Index ETF.

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the fiscal period/year ended April 30, 2018, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period/year ended April 30, 2018, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund’s commencement of operations.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of highest amortized cost. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Pacer Global Cash Cows Dividend ETF, Pacer US Cash Cows 100 ETF, Pacer US Small Cap Cash Cows 100 ETF, Pacer Developed Markets International Cash Cows 100 ETF, Pacer WealthShield ETF, Pacer Military Times Best Employers ETF, Pacer US Export Leaders ETF, Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF are declared and paid on a quarterly basis. The Pacer Trendpilot® US Large Cap ETF, Pacer Trendpilot® Mid Cap ETF, Pacer Trendpilot® 100 ETF, and the Pacer Trendpilot® European Index, are declared and paid on an annual basis. The net realized gains on securities normally are declared and paid on an annual basis for all Funds. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the Cboe and/or Nasdaq is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

I.
Reclassification of Capital Accounts. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period/year ended April 30, 2018, the following table shows the reclassifications made:

	Undistributed
	Accumulated Net	Accumulated Net
	Investment Income/(Loss)	Realized Gain/(Loss)	Paid-In Capital
Pacer Trendpilot® US Large Cap ETF	$(114)	$(7,746,478)	$7,746,592
Pacer Trendpilot® US Mid Cap ETF	236	(29,116,965)	29,116,729
Pacer Trendpilot® 100 ETF	—	(1,101)	1,101
Pacer Trendpilot® European Index ETF	33,643	(8,266,147)	8,232,504
Pacer Global Cash Cows Dividend ETF	70,180	(8,538,769)	8,468,589
Pacer US Cash Cows 100 ETF	—	(1,666,560)	1,666,560
Pacer US Small Cap Cash Cows 100 ETF	—	(372,913)	372,913
Pacer Developed Markets International Cash Cows 100 ETF	(787)	(113,363)	114,150
Pacer WealthShield ETF	121	(1,364,679)	1,364,558
Pacer Military Times Best Employers ETF	—	—	—

During the fiscal year/period ended April 30, 2018, the Funds’ realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

Pacer Trendpilot® US Large Cap ETF	$ 7,758,960
Pacer Trendpilot® US Mid Cap ETF	29,352,518
Pacer Trendpilot® 100 ETF	1,101
Pacer Trendpilot® European Index ETF	8,363,145
Pacer Global Cash Cows Dividend ETF	8,885,739
Pacer US Cash Cows 100 ETF	1,824,014
Pacer US Small Cap Cash Cows 100 ETF	395,677
Pacer Developed Markets International Cash Cows 100 ETF	123,319
Pacer WealthShield ETF	1,584,842
Pacer Military Times Best Employers ETF	—

Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM, Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF commenced operations after April 30, 2018.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacer Advisors, Inc. (“the Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Pacer Trendpilot® US Large Cap ETF pays the Adviser 0.60%, Pacer Trendpilot® US Mid Cap ETF pays the Adviser 0.60%, Pacer Trendpilot® 100 ETF pays the Adviser 0.65%, Pacer Trendpilot® European ETF pays the Adviser 0.65%, Pacer Global Cash Cows Dividend ETF pays the Adviser 0.60%, Pacer US Cash Cows 100 ETF pays the Adviser 0.49%, Pacer US Small Cap Cash Cows 100 ETF pays the Adviser 0.59%, Pacer Developed Markets International Cash Cows 100 ETF pays the Adviser 0.65%, Pacer WealthShield ETF pays the Adviser 0.60%, Pacer Military Times Best Employers ETF pays the Adviser 0.60%, Pacer Benchmark Industrial Real Estate SCTRSM ETF pays the Adviser 0.60%, Pacer Benchmark Retail Real Estate SCTRSM ETF pays the Adviser 0.60%, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM pays the Adviser 0.60%, Pacer US Export Leaders ETF pays the Adviser 0.60%, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF pays the Adviser 0.60% at an annual rate based on each Fund’s average daily net assets.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser. The Funds did not pay any fees or commissions to the Distributor during the fiscal period ended October 31, 2018.

Certain officers and a Trustee of the Trust are affiliated with the Adviser and Distributor.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

NOTE 4 – SERVICE AND CUSTODY AGREEMENTS

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”) doing business as U.S. Global Fund Services and a Custody Agreement with U.S. Bank, N.A., an affiliate of Fund Services.  Under these agreements, Fund Services and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

NOTE 5 – SECURITIES LENDING

Pacer ETF’s may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of October 31, 2018, the Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable Net Asset Value (“NAV”) of $1.00.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities.  In addition, the Funds bear the risk of loss associated with the investment of cash collateral received.

During the period ended October 31, 2018, the Funds (excluding Pacer WealthShield ETF, Pacer Military Times Best Employers ETF, Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM, Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending credit.

As of October 31, 2018, the Pacer Trendpilot® US Large Cap ETF and Pacer Trendpilot® European Index ETF were still in the process of including the securities out to loan which resulted in collateral still held on the books.

NOTE 6 – SECURED BORROWINGS

The following represents gross obligations for secured borrowings by remaining time to maturity as of October 31, 2018.

Securities Lending Transactions

Investments Purchased with Proceeds
Overnight and Continuous	from Securities Lending Collateral*
Pacer Trendpilot® US Large Cap ETF	$26,157,581
Pacer Trendpilot® US Mid Cap ETF	190,038,750
Pacer Trendpilot® 100 ETF	18,804,517
Pacer Trendpilot® European Index ETF	47,763,750
Pacer Global Cash Cows Dividend ETF	38,789,497
Pacer US Cash Cows 100 ETF	18,809,270
Pacer US Small Cap Cash Cows 100 ETF	2,135,082
Pacer Developed Markets International Cash Cows 100 ETF	1,945,516
Pacer WealthShield ETF	—
Pacer Military Times Best Employers ETF	—
Pacer Benchmark Retail Real Estate SCTRSM ETF	—
Pacer Benchmark Industrial Real Estate SCTRSM ETF	—
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	—
Pacer US Export Leaders ETF	—
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	—

*  Proceeds from securities lending (Investments Purchased with Proceeds from Securities Lending Collateral).

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

NOTE 7 – OFFSETTING ASSETS AND LIABILITIES

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of October 31, 2018:

Liabilities

				Gross Amounts Net Offset in the Statements of Assets and Liabilities
		Gross Amounts	Net Amounts
	Gross	Offset in the	Presented in the
	Amounts of	Statement	Statements		Collateral
	Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Pacer Trendpilot® US Large Cap ETF
Securities Lending	$26,157,581	$—	$26,157,581	$26,157,581	$—	$—
Pacer Trendpilot® US Mid Cap ETF
Securities Lending	190,038,750	—	190,038,750	190,038,750	—	—
Pacer Trendpilot® 100 ETF
Securities Lending	18,804,517	—	18,804,517	18,804,517	—	—
Pacer Trendpilot® European Index ETF
Securities Lending	47,763,750	—	47,763,750	47,763,750	—	—
Pacer Global Cash Cows Dividend ETF
Securities Lending	38,789,497	—	38,789,497	38,789,497	—	—
Pacer US Cash Cows 100 ETF
Securities Lending	18,809,270	—	18,809,270	18,809,270	—	—
Pacer US Small Cap Cash Cows 100 ETF
Securities Lending	2,135,082	—	2,135,082	2,135,082	—	—
Pacer Developed Markets
International Cash Cows 100 ETF
Securities Lending	1,945,516	—	1,945,516	1,945,516	—	—
Pacer WealthShield ETF
Securities Lending	—	—	—	—	—	—
Pacer Military Times Best Employers ETF
Securities Lending	—	—	—	—	—	—
Pacer Benchmark Retail
Real Estate SCTRSM ETF
Securities Lending	—	—	—	—	—	—
Pacer Benchmark Industrial
Real Estate SCTRSM ETF
Securities Lending	—	—	—	—	—	—
Pacer Benchmark Data &
Infrastructure Real Estate SCTRSM ETF
Securities Lending	—	—	—	—	—	—
Pacer US Export Leaders ETF
Securities Lending	—	—	—	—	—	—
Pacer CFRA-Stovall Equal
Weight Seasonal Rotation ETF
Securities Lending	—	—	—	—	—	—

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

NOTE 8 – INVESTMENT TRANSACTIONS

For the period ended October 31, 2018, the aggregate purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Pacer Trendpilot® US Large Cap ETF	$28,869,276	$18,217,280
Pacer Trendpilot® US Mid Cap ETF	58,075,576	54,477,223
Pacer Trendpilot® 100 ETF	7,800,766	7,471,245
Pacer Trendpilot® European Index ETF	263,085,746	86,451,948
Pacer Global Cash Cows Dividend ETF	88,313,451	64,601,127
Pacer US Cash Cows 100 ETF	56,303,092	55,953,819
Pacer US Small Cap Cash Cows 100 ETF	10,068,235	10,105,955
Pacer Developed Markets International Cash Cows 100 ETF	12,164,179	11,296,643
Pacer WealthShield ETF	248,687,297	177,573,891
Pacer Military Times Best Employers ETF	245,153	5,350
Pacer Benchmark Retail Real Estate SCTRSM ETF	3,811,946	925,137
Pacer Benchmark Industrial Real Estate SCTRSM ETF	2,914,187	412,362
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	2,852,447	260,143
Pacer US Export Leaders ETF	436,860	434,676
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	—	20,608

For the period ended October 31, 2018, in-kind transactions associated with creations and redemptions are as follows:

	Purchases	Sales
Pacer Trendpilot® US Large Cap ETF	$641,726,215	$—
Pacer Trendpilot® US Mid Cap ETF	288,686,166	30,826,630
Pacer Trendpilot® 100 ETF	135,625,405	5,348,680
Pacer Trendpilot® European Index ETF	27,693,254	—
Pacer Global Cash Cows Dividend ETF	26,035,944	24,777,821
Pacer US Cash Cows 100 ETF	168,892,102	18,710,340
Pacer US Small Cap Cash Cows 100 ETF	27,497,530	5,765,947
Pacer Developed Markets International Cash Cows 100 ETF	14,682,170	4,075,427
Pacer WealthShield ETF	77,728,996	51,216,810
Pacer Military Times Best Employers ETF	1,291,087	1,634,795
Pacer Benchmark Retail Real Estate SCTRSM ETF	2,426,406	2,657,556
Pacer Benchmark Industrial Real Estate SCTRSM ETF	4,988,372	4,957,120
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	3,720,209	2,559,334
Pacer US Export Leaders ETF	2,493,995	—
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	3,740,401	—

For the period ended October 31, 2018, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

During the fiscal year ended April 30, 2017, Pacer Trendpilot® European Index ETF accepted a cash contribution in the amount of $409,837 to reimburse the Fund from prior securities transactions.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

NOTE 9 – TAX COST BASIS

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes at April 30, 2018 were as follows:

	Pacer	Pacer		Pacer	Pacer
	Trendpilot®	Trendpilot®	Pacer	Trendpilot®	Global
	US Large	US Mid	Trendpilot®	European	Cash Cows
	Cap ETF	Cap ETF	100 ETF	Index ETF	Dividend ETF
Tax cost of investments	$896,631,194	$591,463,327	$212,336,266	$160,790,032	$212,395,952
Gross tax unrealized appreciation	138,735,190	50,883,288	36,734,948	892,602	10,499,024
Gross tax unrealized depreciation	(38,770,803)	(25,877,717)	(8,785,154)	(3,362,377)	(10,758,613)
Net tax unrealized appreciation (depreciation)	99,964,387	25,005,571	27,949,794	(2,469,775)	(259,589)
Undistributed ordinary income	3,141,639	1,152,697	99,202	835,849	865,710
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	3,141,639	1,152,697	99,202	835,849	865,710
Other accumulated (loss)	(37,294,171)	(2,690,881)	(9,720,113)	(4,852,030)	(1,723,840)
Total accumulated gain (loss)	$65,811,855	$23,467,387	$18,328,883	$(6,485,956)	$(1,117,719)

			Pacer
		Pacer	Developed
	Pacer	US Small	Markets		Pacer
	US	Cap Cash	International	Pacer	Military Times
	Cash Cows	Cows	Cash Cows	WealthShield	Best Employers
	100 ETF	100 ETF	100 ETF	ETF	ETF
Tax cost of investments	$32,545,520	$5,887,320	$21,131,737	$70,159,839	$2,489,000
Gross tax unrealized appreciation	1,649,434	351,910	899,795	—	75,346
Gross tax unrealized depreciation	(1,539,596)	(375,640)	(575,347)	(23,821)	(31,253)
Net tax unrealized appreciation (depreciation)	109,838	(23,730)	324,448	(23,821)	44,093
Undistributed ordinary income	38,618	2,037	65,836	60,273	342
Undistributed long-term gain	—	—	—	—	—
Total distributable earnings	38,618	2,037	65,836	60,273	342
Other accumulated (loss)	(347,826)	(91,125)	(29,470)	(2,584,611)	—
Total accumulated gain (loss)	$(199,370)	$(112,818)	$360,814	$(2,548,159)	$44,435

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in Real Estate Investment Trusts, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

At April 30, 2018, the Funds had the following capital loss carryforwards:

	Short-Term Amount	Long-Term Amount	Expires
Pacer Trendpilot® US Large Cap ETF	$37,294,171	$—	Indefinite
Pacer Trendpilot® US Mid Cap ETF	2,690,881	—	Indefinite
Pacer Trendpilot® 100 ETF	9,715,335	4,778	Indefinite
Pacer Trendpilot® European Index ETF	4,852,030	—	Indefinite
Pacer Global Cash Cows Dividend ETF	1,610,376	113,464	Indefinite
Pacer US Cash Cows 100 ETF	347,826	—	Indefinite
Pacer US Small Cap Cash Cows 100 ETF	91,125	—	Indefinite
Pacer Developed Markets International Cash Cows 100 ETF	29,470	—	Indefinite
Pacer WealthShield ETF	2,584,611	—	Indefinite
Pacer Military Times Best Employers ETF	—	—	Indefinite

Pacer Benchmark Industrial Real Estate SCTRSM ETF, Pacer Benchmark Retail Real Estate SCTRSM ETF, Pacer Benchmark Data & Infrastructure Real Estate SCTRSM, Pacer US Export Leaders ETF, and Pacer CFRA-Stovall Equal Weight Seasonal Rotation Index ETF commenced operations after April 30, 2018; therefore, there is no tax information available as of April 30, 2018.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

NOTE 10 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2018 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
Pacer Trendpilot® US Large Cap ETF	$—	$—	$—
Pacer Trendpilot® US Mid Cap ETF	—	—	—
Pacer Trendpilot® 100 ETF	—	—	—
Pacer Trendpilot® European Index ETF	—	—	—
Pacer Global Cash Cows Dividend ETF	3,879,656	—	—
Pacer US Cash Cows 100 ETF	696,950	—	—
Pacer US Small Cap Cash Cows 100 ETF	90,512	—	—
Pacer Developed Markets International Cash Cows 100 ETF	374,484	—	—
Pacer WealthShield ETF	518,596	—	—
Pacer Military Times Best Employers ETF	15,501	—	—
Pacer Benchmark Retail Real Estate SCTRSM ETF	42,486	—	—
Pacer Benchmark Industrial Real Estate SCTRSM ETF	27,411	—	—
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	31,232	—	—
Pacer US Export Leaders ETF	2,225	—	—
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	4,847	—	—

The tax character of distributions paid by the Funds during the fiscal year/period ended April 30, 2018 was as follows:

	Ordinary Income	Capital Gains	Return of Capital
Pacer Trendpilot® US Large Cap ETF	$7,017,355	$—	$—
Pacer Trendpilot® US Mid Cap ETF	2,882,696	—	—
Pacer Trendpilot® 100 ETF	466,293	—	—
Pacer Trendpilot® European Index ETF	538,237	—	—
Pacer Global Cash Cows Dividend ETF	3,669,616	—	—
Pacer US Cash Cows 100 ETF	319,520	—	—
Pacer US Small Cap Cash Cows 100 ETF	34,114	—	—
Pacer Developed Markets International Cash Cows 100 ETF	70,528	—	—
Pacer WealthShield ETF	112,441	—	—
Pacer Military Times Best Employers ETF	—	—	—

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the ASU 2018-13 and has adopted the disclosure framework.

NOTE 12 – SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

Pacer Funds

NOTES TO FINANCIAL STATEMENTS
October 31, 2018 (Unaudited) (Continued)

On December 21, 2018, the following Funds declared distributions from ordinary income to shareholders of record as of December 26, 2018 payable December 27, 2018, as follows:

	Ordinary Income	Per Share Amount
Pacer Trendpilot® US Large Cap ETF	$14,704,858	$0.28664441
Pacer Trendpilot® US Mid Cap ETF	$5,930,872	$0.27521448
Pacer Trendpilot® 100 ETF	$1,575,175	$0.14790376
Pacer Trendpilot® European Index ETF	$2,870,463	$0.46674195
Pacer Global Cash Cows Dividend ETF	$1,694,789	$0.25678622
Pacer US Cash Cows 100 ETF	$949,756	$0.14500092
Pacer US Small Cap Cash Cows 100 ETF	$78,657	$0.10487600
Pacer Developed Markets International Cash Cows 100 ETF	$216,964	$0.20663238
Pacer WealthShield ETF	$255,793	$0.06821150
Pacer Military Times Best Employers ETF	$9,372	$0.09372000
Pacer Benchmark Retail Real Estate SCTRSM ETF	$34,528	$0.34528000
Pacer Benchmark Industrial Real Estate SCTRSM ETF	$15,970	$0.15970000
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF	$37,013	$0.18506500
Pacer US Export Leaders ETF	$3,779	$0.03779000
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$10,983	$0.10983000

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of each other Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Funds’ website at www.PacerETFs.com.

NOTE 2 – FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year/period ended April 30, 2018, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Pacer Trendpilot® US Large Cap ETF	100.00%
Pacer Trendpilot® US Mid Cap ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European Index ETF	96.34%
Pacer Global Cash Cows Dividend ETF	92.40%
Pacer US Cash Cows 100 ETF	95.7%
Pacer US Small Cap Cash Cows 100 ETF	100.00%
Pacer Developed Markets International Cash Cows 100 ETF	100.00%
Pacer WealthShield ETF	72.06%
Pacer Military Times Best Employers ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year/period ended April 30, 2018 was as follows:

Pacer Trendpilot® US Large Cap ETF	100.00%
Pacer Trendpilot® US Mid Cap ETF	100.00%
Pacer Trendpilot® 100 ETF	100.00%
Pacer Trendpilot® European Index ETF	0.00%
Pacer Global Cash Cows Dividend ETF	29.78%
Pacer US Cash Cows 100 ETF	96.20%
Pacer US Small Cap Cash Cows 100 ETF	100.00%
Pacer Developed Markets International Cash Cows 100 ETF	0.00%
Pacer WealthShield ETF	72.06%
Pacer Military Times Best Employers ETF	0.00%

Short Term Capital Gains

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each fund were as follows:

Pacer Trendpilot™ 750 ETF	0.00%
Pacer Trendpilot™ 450 ETF	0.00%
Pacer Trendpilot™ 100 ETF	0.00%
Pacer Trendpilot™ European ETF	0.00%
Pacer Global Cash Cows Dividend ETF	0.00%
Pacer US Cash Cows 100 ETF	0.00%
Pacer US Small Cap Cash Cows 100 ETF	0.00%
Pacer Developed Markets International Cash Cows 100 ETF	0.00%
Pacer WealthShield ETF	0.00%
Pacer Military Times Best Employers ETF	0.00%

NOTE 3 – DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q.  The Funds’ Form N-Q is available on the website of the SEC at http://www.sec.gov.  Each Fund’s portfolio holdings are posted on their website at www.paceretfs.com daily.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

NOTE 4 – PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.paceretfs.com. Information on how the Fund voted proxies relating to portfolio securities during the year ended June 30 is available without charge, upon request, by calling (800) 617-0004 or by accessing the website of the SEC.

NOTE 5 – BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT FOR THE FUNDS

Pacer US Export Leaders ETF and Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”), at in-person meetings held on March 12, 2018 and June 18, 2018 (each a “Meeting”), called for the purpose of, among other things, considering and voting on the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Pacer Advisors, Inc. (the “Advisor”) relating to the Pacer US Export Leaders ETF (“Export ETF”) and the Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF (“Stovall ETF”), respectively (each a “Fund” and, collectively, the “Funds”).  At each Meeting, the Board, including all of the Trust’s Independent Trustees voting separately, unanimously approved the Investment Advisory Agreement as to the subject Fund based on its review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to approving the Investment Advisory Agreement as to each Fund, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  The Independent Trustees received assistance and advice from and met separately with independent counsel.  In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements. Prior to each Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding each Fund’s proposed expenses relative to the expenses of other comparable funds.

At each Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to a questionnaire designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement as to the subject Fund; (3) the Advisor’s Form ADV disclosures; (4) information describing  the nature, quality and extent of services that the Advisor is prepared in the future to provide to the subject Fund, and the advisory fees payable to the Advisor for its services with respect to that Fund; (5) certain comparative information regarding each Fund’s expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement; and (7) information regarding the financial condition of the Advisor. Representatives from the Advisor presented additional information and participated in question and answer sessions at each Meeting to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering whether to approve the Investment Advisory Agreement as to each Fund, the Board considered various factors that it determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the fee to be paid to the Advisor; and (iii) potential economies of scale, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor. The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor has been providing and is capable of providing in the future all necessary advisory services required by each Fund, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio management personnel.  The Board also considered other services to be provided to each Fund by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Advisor.

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by each Fund to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor from an unaffiliated third party proprietary database comparing the expense ratios and performance of each Fund with the expense ratios and performance of other ETFs having similar investment objectives (each Fund’s “Peer Group”).  The Board compared each Fund’s expense ratio to the expense ratios of ETFs in the Fund’s Peer Group, and noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

extraordinary and non-routine expenses.  It was noted that this contractual agreement cannot be changed without shareholder approval.  The Board also evaluated the compensation and benefits received by the Advisor from its relationship with each Fund, taking into account assessments of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations at each Meeting, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Advisor.

•	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of each Fund grew or may grow in the future.

Based on its deliberations and its evaluation of the information described above at each Meeting, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund were fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each Fund for an initial term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Pacer Benchmark Retail Real Estate SCTRSM ETF, Industrial Real Estate SCTRSM ETF, and Data & Infrastructure Real Estate SCTRSM ETF

The Board of Trustees (the “Board”) of Pacer Funds Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), held an in-person meeting on March 12, 2018 (the “Meeting”) for the purpose of, among other things, the consideration of, and voting on, the proposed approval of the Investment Advisory Agreement between the Trust and the Advisor relating to the Pacer Benchmark Retail Real Estate SCTRSM ETF, Industrial Real Estate SCTRSM ETF, and Data & Infrastructure Real Estate SCTRSM ETF (together, the “New Pacer Funds”). The Board, including all of the Trust’s Independent Trustees voting separately, unanimously approved the Investment Advisory Agreement based on its review of qualitative and quantitative information provided by the Advisor and the Trust’s other service providers.

Prior to deciding to approve or renew, as applicable, the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the terms of the Investment Advisory Agreement.  The Independent Trustees received assistance and advice from and met separately with independent counsel.  In addition, the Independent Trustees received a memorandum from independent counsel regarding the responsibilities of the Board with respect to the approval or renewal of the Investment Advisory Agreement. Prior to the Meeting, the Board obtained and reviewed a variety of information, including certain comparative information regarding the Fund’s expenses (both actual and, where relevant, proposed), relative to the expenses of other comparable funds.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors and various materials in connection with the approval process, including: (1) a copy of the Investment Advisory Agreement; (2) the Advisor’s responses to questionnaires designed to provide the Board with information reasonably necessary to evaluate the terms of the Investment Advisory Agreement; (3) the Advisor’s Form ADV disclosures;(4) information describing  the nature, quality and extent of services that the Advisor, where relevant, has provided and is prepared in the future to provide to each Fund, and the advisory fees payable to the Advisor for its services; (5) certain comparative information regarding the Funds’ expenses relative to the expenses of other funds; (6) a copy of the Trust’s registration statement; and (7) information regarding the financial condition of the Advisor.  Representatives from the Advisor presented additional information and participated in question and answer sessions at the Meeting to help the Board evaluate the Advisor’s services, fees and other aspects of the Investment Advisory Agreement.

In considering the continuation and/or approval, respectively, of the Investment Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Advisor; (ii) the fee to be paid to the Advisor; and (iii) potential economies of scale, as discussed in further detail below.

•
Nature, Extent and Quality of Services to be Provided by the Advisor.  The Board reviewed the scope of services provided by the Advisor under the Investment Advisory Agreement and determined that the Advisor has been providing, where relevant, and is capable of providing in the future all necessary advisory services required by the Funds, as indicated by the firm’s management capabilities and the professional qualifications and experience of its portfolio management personnel.  The Board also considered other services provided or to be provided to the Funds by the Advisor, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that it was satisfied with the nature, extent and quality of the services provided and to be provided to the Funds by the Advisor.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

•
Costs of Services to be Provided to the Funds and Profitability.  In considering the advisory fees payable by the Trust to the Advisor and each Fund’s expense ratio, the Board reviewed data compiled by the Advisor from an unaffiliated third party proprietary database comparing the expense ratios and performance of each Fund with the expense ratios and performance of other ETFs having similar investment objectives (each Fund’s “Peer Group”).  The Board compared each Fund’s expense ratio to the expense ratios of ETFs in the Fund’s Peer Group, focusing on whether each Fund charged fees that were within the range of fees charged by the Peer Group.  It also noted that the Advisor had contractually agreed to pay all operating expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses in connection with the execution of portfolio transactions, and extraordinary and non-routine expenses.  It was noted that this contractual agreement cannot be changed without shareholder approval. The Board also evaluated the compensation and benefits received (or proposed or likely to be received), by the Advisor from its relationship with the Funds, taking into account assessments of the Advisor’s anticipated profitability at different asset levels.  Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that each Fund’s advisory fee was reasonable in light of the nature and quality of the services rendered and, where relevant, expected to be rendered by the Advisor.

•	Economies of Scale. The Board also reviewed and considered the extent to which economies of scale would be realized by the Advisor as the assets of the Funds grew or may grow in the future.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement with respect to each Fund were and are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the nature and quality of the services rendered and expected to be rendered by the Advisor to each Fund; and (c) agreed to approve the Investment Advisory Agreement as to each New Pacer Fund for a term of two years.  In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

NOTE 6 – TRUSTEES AND OFFICERS

The business of the Funds is managed under the direction of the Board of Trustees.  The Board of Trustees formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years.  There are currently four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustee”).  The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.  The address of each Trustee and officer of the Trust, unless otherwise indicated below, is c/o Pacer Advisors, Inc., 500 Chesterfield Parkway, Malvern, PA 19335.  The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free (800) 617-0004.

Pacer Funds

ADDITIONAL INFORMATION
(Unaudited) (Continued)

Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position(s)	Office and		Complex	held by
	Held with	Length of	Principal Occupation(s)	Overseen	Trustee During
Name and Year of Birth	the Trust	Time Served	During Past 5 Years	By Trustee	Past Five Years

Interested Trustee

Joe M. Thomson	Trustee ,	Indefinite Term;	Founder/President at Pacer Advisors,	15	Director, First
Born: 1944	Chairman,	since 2014	Inc. (since 2005); President and Chief		Cornerstone Bank
	President and		Compliance Officer, Pacer Financial,		(2000-2016)
	Principal		Inc. (since 2004)
Executive
Officer

Independent Trustees

Deborah G. Wolk	Lead	Indefinite Term;	Self-employed providing accounting	15	None
Born: 1950	Independent	since 2015	services and computer modeling
	Trustee		(since 1997)

Jonathan H. Newman, Sr.	Trustee	Indefinite Term;	CEO and Chairman, Newman Wine	15	None
Born: 1962		since 2015	& Spirits (since 2007)

Dennis J. Ryan	Trustee	Indefinite Term;	Principal/Owner, Brendan Abstract	15	None
Born: 1947		since 2017	Company, Inc. (title insurance)
(since 1999)

Officers who are not Trustees:

Sean E. O’Hara	Treasurer	Indefinite Term;	Director, Index Design Group (since	N/A	None
Born: 1962	and	since 2014	2015); Director, Pacer Financial, Inc.
	Principal		(since 2007); Director, Pacer Advisors,
	Financial		Inc. (since 2007)
Officer

Bruce Kavanaugh	Secretary	Indefinite Term;	Vice President, Pacer Advisors, Inc.	N/A	None
Born: 1964		since 2016	(since 2004), Vice President, Pacer
Financial, Inc. (since 2004)

Perpetua Seidenberg	Chief	Indefinite Term;	Compliance Director, Vigilant	N/A	None
Gateway Corporate	Compliance	since 2018	Compliance, LLC (an investment
Center, Suite 216	Officer		management services company) (since
223 Wilmington	and AML		2014); Auditor, PricewaterhouseCoopers
West Chester Pike	Officer		(since 2012)
Chadds Ford, PA 19317
Born: 1990

Mr. Thomson is an “Interested Person” by reason of his relationship with the Adviser.

Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board and services for a period of one year, or until his or her successor is duly elected and qualified.

The Statement of Additional Information includes additional information, including compensation, about the Funds’ Trustees.

(This Page Intentionally Left Blank.)

Advisor
Pacer Advisors, Inc.
500 Chesterfield Parkway
Malvern, PA 19355

Index Provider
Index Design Group, LLC
500 Chesterfield Parkway
Malvern, PA 19355

Nasdaq Global Indexes
One Liberty Plaza
165 Broadway
New York, NY 10006

S&P Dow Jones Indices, LLC
55 Water Street
New York, NY 10041

Distributor
Pacer Financial, Inc.
500 Chesterfield Parkway
Malvern, PA 19355

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered
Public Accounting Firm
Sanville & Company
1514 Old York Rd.
Abington, PA 19001

Legal Counsel
DLA Piper LLP
1650 Market St., Suite 4900
Philadelphia, PA 19103-7300

PACER	PACER	PACER	PACER	PACER GLOBAL
TRENDPILOT®	TRENDPILOT®	TRENDPILOT®	TRENDPILOT®	CASH COWS
US LARGE CAP ETF	US MID CAP ETF	100 ETF	EUROPEAN INDEX ETF	DIVIDEND ETF

PTLC	PTMC	PTNQ	PTEU	GCOW
CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H105	69374H204	69374H303	69374H808	69374H709

PACER US	PACER US SMALL	PACER DEVELOPED	PACER	PACER MILITARY
CASH COWS	CAP CASH COWS	MARKETS INTERNATIONAL	WEALTHSHIELD	TIMES BEST
100 ETF	100 ETF	CASH COWS 100 ETF	ETF	EMPLOYERS ETF

COWZ	CALF	ICOW	PWS	VETS
CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H881	69374H857	69374H873	69374H840	69374H832

PACER BENCHMARK	PACER BENCHMARK	PACER BENCHMARK	PACER US	PACER CFRA-STOVALL
RETAIL REAL	INDUSTRIAL REAL	DATA & INFRASTRUCTURE	EXPORT LEADERS	EQUAL WEIGHT
ESTATE SCTRSM ETF	ESTATE SCTRSM ETF	REAL ESTATE SCTRSM ETF	ETF	SEASONAL ROTATION ETF

RTL	INDS	SRVR	PEXL	SZNE
CUSIP	CUSIP	CUSIP	CUSIP	CUSIP
69374H782	69374H766	69374H741	69374H402	69374H691

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pacer Funds Trust

By (Signature and Title)      /s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date    12/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joe M. Thomson
Joe M. Thomson, President (Principal Executive Officer)

Date    12/28/18

By (Signature and Title)      /s/ Sean E. O’Hara
Sean E. O’Hara, Treasurer (Principal Financial Officer)

Date    12/28/18

* Print the name and title of each signing officer under his or her signature.